Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (91.3%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc.	1,821	$2,110

Automobiles (6.9%)
Tesla, Inc. (a)	39,756	14,779

Biotechnology (5.2%)
Biogen, Inc. (a)	7,175	1,316
Roivant Sciences Ltd. (a)	354,670	9,824
		11,140
Capital Markets (2.4%)
Coinbase Global, Inc., Class A (a)	10,195	1,780
MSCI, Inc.	6,055	3,264
		5,044
Commercial Services & Supplies (3.0%)
Copart, Inc. (a)	99,075	3,289
Rollins, Inc.	60,173	3,214
		6,503
Entertainment (8.8%)
ROBLOX Corp., Class A (a)	174,350	9,861
Spotify Technology SA (Sweden) (a)	18,214	8,832
		18,693
Financial Services (5.4%)
Adyen NV (Netherlands) (a)	3,173	3,176
Affirm Holdings, Inc. (a)	71,317	3,268
Federal National Mortgage Association (a)	695,826	5,051
		11,495
Health Care Equipment & Supplies (5.2%)
Medline, Inc., Class A (a)	247,181	10,999

Hotels, Restaurants & Leisure (6.9%)
Airbnb, Inc., Class A (a)	43,776	5,528
DoorDash, Inc., Class A (a)	61,895	9,294
		14,822
Information Technology Services (21.7%)
Cloudflare, Inc., Class A (a)	135,429	27,944
Shopify, Inc., Class A (Canada) (a)	96,244	11,417
Snowflake, Inc., Class A (a)	46,187	6,966
		46,327
Pharmaceuticals (7.3%)
Royalty Pharma PLC, Class A	323,696	15,528

Professional Services (1.5%)
Verisk Analytics, Inc.	17,073	3,240

Software (13.5%)
AppLovin Corp., Class A (a)	28,369	11,291
Crowdstrike Holdings, Inc., Class A (a)	12,515	4,886
Samsara, Inc., Class A (a)	163,180	5,171
Strategy, Inc., Class A (a)	59,929	7,479
		28,827
Trading Companies & Distributors (2.5%)
Core & Main, Inc., Class A (a)	106,231	5,248
Total Common Stocks (Cost $151,257)		194,755

Investment Company (1.7%)
iShares Bitcoin Trust ETF (a) (Cost $3,678)	95,064	3,652

Short-Term Investment (7.1%)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (b) (Cost $15,079)	15,078,679	15,079
Total Investments Excluding Purchased Options (100.1%) (Cost $170,014)		213,486
Total Purchased Options Outstanding (0.1%) (Cost $1,046)		203
Total Investments (100.2%) (Cost $171,060) (c)(d)(e)		213,689
Liabilities in Excess of Other Assets (–0.2%)		(426)
Net Assets (100.0%)		$213,263

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $3,176,000 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,206,000 and the aggregate gross unrealized depreciation is approximately $14,577,000, resulting in net unrealized appreciation of approximately $42,629,000.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.
First Quarter Report – March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont’d)
Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	87,791,084	$87,791	$140		$231	$(91)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	77,727,392	77,727	59		220	(161)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	69,614,829	69,615	4		228	(224)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	48,501,000	48,501	—	@	202	(202)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	34,024,139	34,024	—	@	165	(165)
						$203		$1,046	$(843)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	21.7%
Software	13.5
Other*	12.2
Entertainment	8.7
Pharmaceuticals	7.3
Investment Company	7.1
Hotels, Restaurants & Leisure	6.9
Automobiles	6.9
Financial Services	5.4
Biotechnology	5.2
Health Care Equipment & Supplies	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (100.4%)
China (35.1%)
Baidu, Inc. ADR (a)	39,001	$4,345
China Resources Mixc Lifestyle Services Ltd. (b)	292,800	1,769
Full Truck Alliance Co. Ltd. ADR	214,106	1,777
Greentown Service Group Co. Ltd. (b)	526,000	289
Kuaishou Technology (b)	308,900	1,820
Kweichow Moutai Co. Ltd., Class A	14,194	2,989
Meituan, Class B (a)(b)	334,320	3,648
PDD Holdings, Inc. ADR (a)	22,394	2,288
Pony AI, Inc. ADR (a)	80,462	760
Pony AI, Inc., Class A (a)(b)	168,800	1,497
Tencent Holdings Ltd. (b)	47,500	2,996
Trip.com Group Ltd. ADR (a)	93,783	4,669
WeRide, Inc. ADR (a)(c)	128,652	1,041
WeRide, Inc., Class A (a)(b)(c)	334,700	880
		30,768
Hong Kong (1.4%)
AIA Group Ltd.	110,300	1,226

India (20.8%)
Eternal Ltd. (a)	1,305,501	3,212
HDFC Bank Ltd.	320,644	2,512
ICICI Bank Ltd. ADR	155,693	4,032
Indian Hotels Co. Ltd.	88,193	537
MakeMyTrip Ltd. (a)	43,607	1,626
Niva Bupa Health Insurance Co. Ltd. (a)	530,568	396
Tata Capital Ltd. (a)	886,831	2,888
Titan Co. Ltd.	70,920	2,979
		18,182
Korea, Republic of (27.3%)
Coupang, Inc. (a)	221,244	4,177
KakaoBank Corp.	229,744	3,743
NAVER Corp.	9,121	1,242
Samsung Electronics Co. Ltd.	57,027	6,670
SK Hynix, Inc.	13,698	7,772
Webtoon Entertainment, Inc. (a)(c)	35,765	329
		23,933
Singapore (2.4%)
Grab Holdings Ltd., Class A (a)	563,760	2,063

Taiwan (13.4%)
MediaTek, Inc.	53,000	2,542
Taiwan Semiconductor Manufacturing Co. Ltd.	159,000	9,196
		11,738
Total Common Stocks (Cost $72,785)		87,910

Short-Term Investments (0.9%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d) (Cost $334)	333,525	334

Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d)	292,137	292

	Face Amount (000)
Repurchase Agreements (0.2%)
Merrill Lynch & Co., Inc., (3.59%, dated 3/31/26, due 4/1/26; proceeds $45; fully collateralized by U.S. Government obligations; 0.00% - 1.00% due 11/15/27 - 7/31/28; valued at $46)	$45	45
Merrill Lynch & Co., Inc., (3.66%, dated 3/31/26, due 4/1/26; proceeds $93; fully collateralized by U.S. Government obligations; 0.75% - 2.88% due 2/15/45 - 11/15/47; valued at $94)	93	93
		138
Total Securities held as Collateral on Loaned Securities (Cost $430)		430
Total Short-Term Investments (Cost $764)		764
Total Investments (101.3%) (Cost $73,549) including $500 of Securities Loaned (e)(f)(g)		88,674
Liabilities in Excess of Other Assets (–1.3%)		(1,098)
Net Assets (100.0%)		$87,576

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Asia Opportunity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $500,000 and $497,000, respectively. The Fund received cash collateral of approximately $430,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - as reported in the Portfolio of Investments. The remaining collateral of approximately $67,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $60,803,000 and 69.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,581,000 and the aggregate gross unrealized depreciation is approximately $11,456,000, resulting in net unrealized appreciation of approximately $15,125,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.6%
Semiconductors & Semiconductor Equipment	22.1
Hotels, Restaurants & Leisure	15.5
Interactive Media & Services	12.2
Banks	11.7
Tech Hardware, Storage & Peripherals	7.6
Broadline Retail	7.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (96.2%)
Brazil (4.8%)
NU Holdings Ltd., Class A (a)	172,827	$2,484

China (29.6%)
Baidu, Inc. ADR (a)	19,514	2,175
China Resources Mixc Lifestyle Services Ltd. (b)	165,400	999
Full Truck Alliance Co. Ltd. ADR	94,550	785
Kuaishou Technology (b)	120,500	710
Kweichow Moutai Co. Ltd., Class A	6,289	1,324
Meituan, Class B (a)(b)	193,180	2,108
PDD Holdings, Inc. ADR (a)	9,112	931
Pony AI, Inc. ADR (a)	40,786	385
Pony AI, Inc., Class A (a)(b)	112,000	994
Tencent Holdings Ltd. (b)	21,800	1,375
Trip.com Group Ltd. ADR (a)	47,969	2,388
WeRide, Inc. ADR (a)	46,191	374
WeRide, Inc., Class A (a)(b)	247,700	651
		15,199
India (18.8%)
Eternal Ltd. (a)	769,791	1,894
HDFC Bank Ltd.	153,230	1,200
ICICI Bank Ltd. ADR	81,487	2,110
Indian Hotels Co. Ltd.	48,918	298
MakeMyTrip Ltd. (a)	25,628	956
Niva Bupa Health Insurance Co. Ltd. (a)	281,711	210
Tata Capital Ltd. (a)	482,070	1,570
Titan Co. Ltd.	33,893	1,424
		9,662
Korea, Republic of (23.6%)
Coupang, Inc. (a)	115,795	2,186
KakaoBank Corp.	89,348	1,456
NAVER Corp.	5,129	698
Samsung Electronics Co. Ltd.	31,699	3,708
SK Hynix, Inc.	6,906	3,918
Webtoon Entertainment, Inc. (a)	19,236	177
		12,143
Poland (1.0%)
Allegro.eu SA (a)	74,436	534

Singapore (1.9%)
Grab Holdings Ltd., Class A (a)	265,555	972

Taiwan (11.3%)
MediaTek, Inc.	28,000	1,343
Taiwan Semiconductor Manufacturing Co. Ltd.	77,000	4,453
		5,796
United States (5.2%)
MercadoLibre, Inc. (a)	1,547	2,675
Total Common Stocks (Cost $42,883)		49,465

Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (c) (Cost $1,954)	1,954,386	1,954
Total Investments (100.0%) (Cost $44,837) (d)(e)(f)		51,419
Liabilities in Excess of Other Assets (–0.0%)		(1)
Net Assets (100.0%)		$51,418

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $30,867,000 and 60.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,967,000 and the aggregate gross unrealized depreciation is approximately $3,385,000, resulting in net unrealized appreciation of approximately $6,582,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.6%
Semiconductors & Semiconductor Equipment	18.9
Hotels, Restaurants & Leisure	15.0
Banks	14.0
Broadline Retail	12.3
Interactive Media & Services	10.0
Tech Hardware, Storage & Peripherals	7.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Brazil (7.0%)
Banco BTG Pactual SA (Units) (a)	5,798	$63
Itau Unibanco Holding SA (Preference)	16,983	143
Motiva Infraestrutura de Mobilidade SA	26,972	82
Rede D’Or Sao Luiz SA	19,496	147
Telefonica Brasil SA	7,475	59
Vale SA	4,833	77
WEG SA	13,911	137
		708
Chile (0.5%)
Banco de Chile	260,116	47

Czech Republic (0.7%)
Komercni Banka AS	1,448	74

Egypt (0.9%)
Commercial International Bank - Egypt (CIB)	38,673	86

India (19.7%)
360 ONE WAM Ltd.	4,331	44
Axis Bank Ltd.	2,435	30
Bajaj Auto Ltd.	687	64
Bajaj Finance Ltd.	8,910	76
CG Power & Industrial Solutions Ltd.	9,236	64
Colgate-Palmolive India Ltd.	834	16
Grasim Industries Ltd.	3,659	99
HDFC Asset Management Co. Ltd.	1,694	40
HDFC Bank Ltd.	20,520	161
Hindalco Industries Ltd.	6,292	59
Hitachi Energy India Ltd.	356	92
ICICI Bank Ltd.	14,170	182
IDFC First Bank Ltd.	99,782	62
Infosys Ltd.	2,162	29
Infosys Ltd. ADR	3,149	43
Larsen & Toubro Ltd.	1,468	55
Lodha Developers Ltd.	5,091	37
Mahindra & Mahindra Ltd.	5,707	179
MakeMyTrip Ltd. (b)	365	14
Max Healthcare Institute Ltd.	9,017	92
Pidilite Industries Ltd.	3,716	50
Reliance Industries Ltd.	12,768	184
Samvardhana Motherson International Ltd.	38,178	43
Shriram Finance Ltd.	6,882	64
State Bank of India	13,310	139
Swiggy Ltd. (b)	12,801	35
United Breweries Ltd.	1,566	26
		1,979
Indonesia (0.6%)
Bank Syariah Indonesia Tbk. PT	220,000	27
Cisarua Mountain Dairy Tbk. PT	121,100	31
		58
Kazakhstan (1.0%)
NAC Kazatomprom JSC GDR	1,256	99

Korea, Republic of (18.4%)
HYBE Co. Ltd. (b)	111	22
Hyundai Motor Co.	396	122
KB Financial Group, Inc.	2,004	197
Kia Corp.	692	68
KT&G Corp.	473	51
NAVER Corp.	434	59
Samsung Electronics Co. Ltd.	10,230	1,197
SK Hynix, Inc.	242	137
		1,853
Malaysia (0.2%)
Malayan Banking Bhd.	8,500	24

Mexico (3.5%)
America Movil SAB de CV ADR	2,664	68
Grupo Financiero Banorte SAB de CV Series O	12,071	134
Prologis Property Mexico SA de CV REIT	16,965	74
Wal-Mart de Mexico SAB de CV	22,529	73
		349
Peru (1.6%)
Credicorp Ltd.	473	160

Philippines (0.4%)
Bank of the Philippine Islands	24,680	41

Poland (4.0%)
Allegro.eu SA (b)	8,122	58
Budimex SA	358	65
Grupa Kety SA	635	169
Powszechna Kasa Oszczednosci Bank Polski SA	4,740	112
		404
South Africa (4.2%)
AVI Ltd.	14,619	90
Capitec Bank Holdings Ltd.	877	215
OUTsurance Group Ltd.	21,371	88
Standard Bank Group Ltd.	1,412	26
		419
Sweden (0.8%)
Medicover AB	4,244	85

Taiwan (32.5%)
Airtac International Group	1,000	32
Alchip Technologies Ltd.	1,000	82
ASE Technology Holding Co. Ltd.	21,000	231
Delta Electronics, Inc.	6,000	270
Hon Hai Precision Industry Co. Ltd.	26,000	159
MediaTek, Inc.	3,000	144
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	2,140
Unimicron Technology Corp.	8,338	122
Wiwynn Corp.	845	91
		3,271
United Kingdom (2.1%)
Antofagasta PLC	4,708	211

United States (0.3%)
MercadoLibre, Inc. (b)	19	33
Total Common Stocks (Cost $5,759)		9,901

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Emerging Markets ex China Portfolio

	Shares	Value (000)
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (c) (Cost $139)	138,850	$139
Total Investments (99.8%) (Cost $5,898) (d)(e)(f)		10,040
Other Assets in Excess of Liabilities (0.2%)		22
Net Assets (100.0%)		$10,062

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $8,594,000 and 85.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,324,000 and the aggregate gross unrealized depreciation is approximately $182,000, resulting in net unrealized appreciation of approximately $4,142,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.8%
Semiconductors & Semiconductor Equipment	27.2
Banks	18.5
Tech Hardware, Storage & Peripherals	12.8
Electronic Equipment, Instruments & Components	5.5
Metals & Mining	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Brazil (15.4%)
Banco BTG Pactual SA (Units) (a)	408,354	$4,438
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	45,786	1,399
Localiza Rent a Car SA	497,628	4,513
Raia Drogasil SA	506,815	2,302
Vale SA ADR	225,587	3,589
		16,241
China (10.9%)
Contemporary Amperex Technology Co. Ltd., Class A	47,400	2,804
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	288,600	2,332
NAURA Technology Group Co. Ltd., Class A	33,500	2,203
Tencent Holdings Ltd. (b)	65,600	4,138
		11,477
India (23.5%)
AU Small Finance Bank Ltd.	98,008	878
Bharti Airtel Ltd.	190,378	3,618
Cholamandalam Investment & Finance Co. Ltd.	176,940	2,558
Divi’s Laboratories Ltd.	44,769	2,829
Eternal Ltd. (c)	1,113,134	2,739
Global Health Ltd.	86,798	886
ICICI Bank Ltd.	270,816	3,476
KEI Industries Ltd.	74,752	3,205
Mahindra & Mahindra Ltd.	22,562	708
Samvardhana Motherson International Ltd.	1,809,234	2,031
Varun Beverages Ltd.	472,571	1,933
		24,861
Korea, Republic of (4.7%)
Hyundai Motor Co.	7,022	2,163
SK Hynix, Inc.	4,980	2,826
		4,989
Mexico (5.3%)
Grupo Financiero Banorte SAB de CV Series O	501,869	5,557

Peru (2.8%)
Credicorp Ltd.	8,562	2,904

Poland (2.3%)
Budimex SA	13,563	2,438

Singapore (3.1%)
Sea Ltd. ADR (c)	39,873	3,302

South Africa (7.5%)
OUTsurance Group Ltd.	658,658	2,708
Standard Bank Group Ltd.	146,648	2,656
Vodacom Group Ltd.	297,379	2,547
		7,911
Taiwan (19.4%)
Delta Electronics, Inc.	72,000	3,246
E Ink Holdings, Inc.	372,000	1,623
eMemory Technology, Inc.	19,000	1,618
Taiwan Semiconductor Manufacturing Co. Ltd.	242,000	13,996
		20,483
United States (3.4%)
MercadoLibre, Inc. (c)	2,099	3,629
Total Investments (98.3%) (Cost $91,841) (d)(e)(f)		103,792
Other Assets in Excess of Liabilities (1.7%)		1,814
Net Assets (100.0%)		$105,606

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	The approximate fair value and percentage of net assets, $84,811,000 and 80.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,545,000 and the aggregate gross unrealized depreciation is approximately $10,594,000, resulting in net unrealized appreciation of approximately $11,951,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.9%
Semiconductors & Semiconductor Equipment	19.8
Banks	14.9
Broadline Retail	6.7
Wireless Telecommunication Services	5.9
Electrical Equipment	5.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Brazil (6.5%)
Banco BTG Pactual SA (Units) (a)	38,886	$423
Itau Unibanco Holding SA (Preference)	196,001	1,645
Motiva Infraestrutura de Mobilidade SA	379,240	1,158
Rede D’Or Sao Luiz SA	162,607	1,223
Telefonica Brasil SA	102,749	818
Vale SA	57,725	919
WEG SA	224,913	2,215
		8,401
Chile (0.8%)
Banco de Chile	5,424,235	985

China (18.3%)
Alibaba Group Holding Ltd. (b)	266,100	4,171
Bank of Jiangsu Co. Ltd., Class A	492,300	779
BYD Co. Ltd., H Shares (b)	35,400	484
China Construction Bank Corp., H Shares (b)	2,176,120	2,348
China International Capital Corp. Ltd., Class H (b)	189,600	421
China Merchants Bank Co. Ltd., H Shares (b)	252,500	1,604
China Resources Mixc Lifestyle Services Ltd. (b)	122,200	738
Contemporary Amperex Technology Co. Ltd., Class A	14,900	882
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	110,259	891
NARI Technology Co. Ltd., Class A	207,800	788
NAURA Technology Group Co. Ltd., Class A	11,995	789
NetEase, Inc. (b)	32,800	733
Ping An Insurance Group Co. of China Ltd., Class H (b)	158,000	1,215
Shenzhen Inovance Technology Co. Ltd., Class A	72,900	714
Tencent Holdings Ltd. (b)	90,000	5,676
Xiaomi Corp., Class B (b)(c)	162,200	670
Zijin Mining Group Co. Ltd., H Shares (b)	138,000	621
		23,524
Czech Republic (0.9%)
Komercni Banka AS	21,398	1,092

India (15.3%)
360 ONE WAM Ltd.	47,519	480
Avenue Supermarts Ltd. (c)	11,658	491
Axis Bank Ltd.	71,328	883
Bajaj Auto Ltd.	7,246	677
Bajaj Finance Ltd.	94,066	805
Colgate-Palmolive India Ltd.	9,570	181
Grasim Industries Ltd.	26,669	724
HDFC Asset Management Co. Ltd.	29,490	694
HDFC Bank Ltd.	620	5
HDFC Bank Ltd. ADR	51,095	1,271
Hindalco Industries Ltd.	50,243	475
Hitachi Energy India Ltd.	4,544	1,175
ICICI Bank Ltd.	105,309	1,352
ICICI Bank Ltd. ADR	8,364	216
IDFC First Bank Ltd.	1,085,955	680
Infosys Ltd. ADR (d)	45,270	611
Larsen & Toubro Ltd.	17,066	634
Lodha Developers Ltd.	65,425	473
Mahindra & Mahindra Ltd.	38,539	1,209
MakeMyTrip Ltd. (c)	5,389	201
Max Healthcare Institute Ltd.	76,589	786
Pidilite Industries Ltd.	43,164	587
Reliance Industries Ltd.	123,539	1,777
Samvardhana Motherson International Ltd.	430,399	483
Shriram Finance Ltd.	74,344	692
State Bank of India	136,964	1,428
Swiggy Ltd. (c)	76,864	213
United Breweries Ltd.	26,900	440
		19,643
Indonesia (0.3%)
Cisarua Mountain Dairy Tbk. PT	1,593,300	407

Korea, Republic of (16.6%)
HYBE Co. Ltd. (c)	1,560	316
Hyundai Motor Co.	5,453	1,680
KB Financial Group, Inc.	14,070	1,381
Kia Corp.	8,727	862
KT&G Corp.	6,529	702
NAVER Corp.	5,920	806
Samsung Electronics Co. Ltd.	105,634	12,355
SK Hynix, Inc.	5,548	3,148
		21,250
Malaysia (0.8%)
CIMB Group Holdings Bhd.	172,500	324
Malayan Banking Bhd.	268,400	755
		1,079
Mexico (3.4%)
America Movil SAB de CV ADR	28,228	719
Grupo Financiero Banorte SAB de CV Series O	182,544	2,022
Prologis Property Mexico SA de CV REIT	232,963	1,017
Wal-Mart de Mexico SAB de CV	201,065	656
		4,414
Peru (1.2%)
Credicorp Ltd.	4,373	1,483

Poland (2.7%)
Allegro.eu SA (c)	163,071	1,170
Budimex SA	4,432	797
Powszechna Kasa Oszczednosci Bank Polski SA	65,368	1,546
		3,513
Saudi Arabia (0.6%)
Alinma Bank	96,438	747

South Africa (4.7%)
AVI Ltd.	164,587	1,010
Capitec Bank Holdings Ltd.	7,308	1,796
OUTsurance Group Ltd. (d)	325,474	1,338
Standard Bank Group Ltd.	68,882	1,248
Vodacom Group Ltd.	73,450	629
		6,021
Taiwan (25.8%)
Airtac International Group	18,448	588
Alchip Technologies Ltd.	9,000	734
ASE Technology Holding Co. Ltd.	118,000	1,299

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Emerging Markets Portfolio

	Shares	Value (000)
Taiwan (cont’d)
Chailease Holding Co. Ltd.	142,000	$492
Delta Electronics, Inc.	65,000	2,931
Hon Hai Precision Industry Co. Ltd.	259,000	1,583
MediaTek, Inc.	39,000	1,871
Taiwan Semiconductor Manufacturing Co. Ltd.	366,205	21,179
Unimicron Technology Corp.	78,000	1,141
Wiwynn Corp.	11,722	1,261
		33,079
United Kingdom (1.5%)
Antofagasta PLC	44,167	1,981

United States (0.5%)
MercadoLibre, Inc. (c)	369	638
Total Common Stocks (Cost $74,990)		128,257

Short-Term Investments (0.9%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.57% (e) (Cost $807)	807,287	807

Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (e) (Cost $345)	345,359	345
Total Short-Term Investments (Cost $1,152)		1,152
Total Investments (100.8%) (Cost $76,142) including $1,680 of Securities Loaned (f)(g)(h)		129,409
Liabilities in Excess of Other Assets (–0.8%)		(968)
Net Assets (100.0%)		$128,441

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $1,680,000 and $1,755,000, respectively. The Fund received cash collateral of approximately $345,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,410,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $119,423,000 and 93.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $55,247,000 and the aggregate gross unrealized depreciation is approximately $1,980,000, resulting in net unrealized appreciation of approximately $53,267,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.6%
Semiconductors & Semiconductor Equipment	22.5
Banks	19.8
Tech Hardware, Storage & Peripherals	11.1
Interactive Media & Services	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Canada (1.9%)
Shopify, Inc., Class A (a)	58,229	$6,907

China (3.7%)
Tencent Holdings Ltd. ADR	214,575	13,565

Italy (2.3%)
Ferrari NV (NYSE)	24,933	8,439

Japan (6.0%)
Mizuho Financial Group, Inc. ADR	2,750,350	21,838

Spain (5.6%)
Banco Santander SA ADR	1,788,078	20,169

Taiwan (8.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	92,351	31,210

United Kingdom (9.6%)
Rolls-Royce Holdings PLC ADR	1,497,285	23,088
Standard Chartered PLC	565,241	11,780
		34,868
United States (61.5%)
Alphabet, Inc., Class A	100,242	28,826
Ameriprise Financial, Inc.	28,686	12,748
Cboe Global Markets, Inc.	63,417	17,825
CBRE Group, Inc., Class A (a)	125,373	16,983
Costco Wholesale Corp.	7,493	7,466
CRH PLC	138,178	14,525
Eli Lilly & Co.	25,261	23,234
JPMorgan Chase & Co.	64,746	19,046
LPL Financial Holdings, Inc.	30,942	9,308
Mastercard, Inc., Class A	12,742	6,367
Microsoft Corp.	52,307	19,362
NVIDIA Corp.	235,340	41,043
United Rentals, Inc.	8,891	6,478
		223,211
Total Common Stocks (Cost $322,215)		360,207

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (b) (Cost $3,027)	3,026,762	3,027
Total Investments (100.0%) (Cost $325,242) (c)(d)(e)		363,234
Liabilities in Excess of Other Assets (–0.0%)		(39)
Net Assets (100.0%)		$363,195

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $11,780,000 and 3.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,595,000 and the aggregate gross unrealized depreciation is approximately $19,603,000, resulting in net unrealized appreciation of approximately $37,992,000.
ADR	American Depositary Receipt.
NYSE	New York Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	20.0%
Semiconductors & Semiconductor Equipment	19.9
Other*	19.3
Interactive Media & Services	11.7
Capital Markets	11.0
Pharmaceuticals	6.4
Aerospace & Defense	6.4
Software	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Canada (1.6%)
Agnico Eagle Mines Ltd.	2,593	$526
Shopify, Inc., Class A (a)	2,642	314
		840
China (3.4%)
NetEase, Inc. ADR	908	102
Tencent Holdings Ltd. ADR	26,590	1,681
		1,783
France (0.4%)
Hermes International SCA ADR	454	86
LVMH Moet Hennessy Louis Vuitton SE	215	117
		203
Italy (2.4%)
Ferrari NV (NYSE)	3,774	1,277

Japan (5.9%)
Mizuho Financial Group, Inc. ADR	134,063	1,064
Sumitomo Mitsui Financial Group, Inc. ADR	105,241	2,079
		3,143
Spain (5.3%)
Banco Santander SA ADR	248,398	2,802

Taiwan (6.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,754	3,634

United Kingdom (3.9%)
Rolls-Royce Holdings PLC ADR	113,990	1,758
Standard Chartered PLC	15,842	330
		2,088
United States (69.6%)
Alphabet, Inc., Class A	15,149	4,356
Amazon.com, Inc. (a)	9,113	1,898
Ameriprise Financial, Inc.	3,006	1,336
Apple, Inc.	12,740	3,233
Cboe Global Markets, Inc.	6,528	1,835
CBRE Group, Inc., Class A (a)	10,518	1,425
Chevron Corp.	4,781	989
Costco Wholesale Corp.	306	305
CRH PLC	21,052	2,213
Eli Lilly & Co.	1,333	1,226
Evercore, Inc., Class A	1,815	542
General Electric Co.	5,237	1,486
Goldman Sachs Group, Inc.	497	420
JPMorgan Chase & Co.	9,434	2,775
Linde PLC	324	161
LPL Financial Holdings, Inc.	2,109	634
Mastercard, Inc., Class A	1,502	751
MercadoLibre, Inc. (a)	63	109
Microsoft Corp.	4,309	1,595
Millrose Properties, Inc. REIT	912	26
Netflix, Inc. (a)	8,669	834
NVIDIA Corp.	22,076	3,850
Progressive Corp.	1,818	360
Tesla, Inc. (a)	1,895	704
TJX Cos., Inc.	14,826	2,368
Toll Brothers, Inc.	1,042	142
United Rentals, Inc.	1,067	777
Valero Energy Corp.	1,625	402
		36,752
Total Common Stocks (Cost $39,051)		52,522

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (b) (Cost $283)	282,604	283
Total Investments (99.9%) (Cost $39,334) (c)(d)(e)		52,805
Other Assets in Excess of Liabilities (0.1%)		27
Net Assets (100.0%)		$52,832

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $448,000 and 0.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,396,000 and the aggregate gross unrealized depreciation is approximately $925,000, resulting in net unrealized appreciation of approximately $13,471,000.
ADR	American Depositary Receipt.
NYSE	New York Stock Exchange.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.0%
Banks	17.1
Semiconductors & Semiconductor Equipment	14.2
Interactive Media & Services	11.4
Capital Markets	9.0
Aerospace & Defense	6.2
Tech Hardware, Storage & Peripherals	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Canada (4.9%)
Colliers International Group, Inc.	2,575	$275
Constellation Software, Inc.	276	485
		760
Cayman Islands (2.1%)
Belite Bio, Inc. ADR (a)	2,053	327

France (1.1%)
Remy Cointreau SA	3,737	162

United Kingdom (7.9%)
Victoria PLC (a)	3,647,784	1,226

United States (82.4%)
Appian Corp., Class A (a)	26,978	650
Arbutus Biopharma Corp. (a)	148,088	666
Calumet, Inc. (a)	20,157	724
Cooper Cos., Inc. (a)	4,964	355
Copart, Inc. (a)	11,794	392
Core & Main, Inc., Class A (a)	5,033	249
Corpay, Inc. (a)	1,105	322
DraftKings, Inc., Class A (a)	17,423	377
EchoStar Corp., Class A (a)	3,081	361
Fastly, Inc., Class A (a)	11,113	323
Floor & Decor Holdings, Inc., Class A (a)	11,521	585
Guidewire Software, Inc. (a)	1,261	189
HCA Healthcare, Inc.	810	383
Immunovant, Inc. (a)	29,165	724
Insmed, Inc. (a)	2,191	358
New York Times Co., Class A	1,984	166
QXO, Inc. (a)	42,928	834
Roivant Sciences Ltd. (a)	48,998	1,357
Royalty Pharma PLC, Class A	10,303	494
Smurfit Westrock PLC	4,502	179
Somnigroup International, Inc.	5,048	373
Sotera Health Co. (a)	23,287	334
TD SYNNEX Corp.	1,288	217
Teleflex, Inc.	6,670	798
Trade Desk, Inc., Class A (a)	8,153	185
TransDigm Group, Inc.	231	268
Urban Outfitters, Inc. (a)	6,774	429
USA TODAY Co., Inc. (a)	36,172	255
Veeva Systems, Inc., Class A (a)	1,328	233
		12,780
Total Common Stocks (Cost $20,012)		15,255

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (b) (Cost $298)	298,266	298
Total Investments (100.3%) (Cost $20,310) (c)(d)(e)		15,553
Liabilities in Excess of Other Assets (–0.3%)		(41)
Net Assets (100.0%)		$15,512

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $1,388,000 and 8.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,654,000 and the aggregate gross unrealized depreciation is approximately $7,411,000, resulting in net unrealized depreciation of approximately $4,757,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.8%
Biotechnology	20.0
Household Durables	10.3
Software	8.5
Health Care Equipment & Supplies	7.4
Trading Companies & Distributors	7.0
Specialty Retail	6.5
Media	6.2
Pharmaceuticals	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
France (4.4%)
L’Oreal SA	147,102	$60,060

Germany (2.7%)
SAP SE	217,555	37,089

Italy (3.2%)
Ferrari NV (Euronext NV)	64,259	21,803
Ferrari NV (NYSE)	64,307	21,765
		43,568
Taiwan (4.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,010,000	58,413

United Kingdom (9.6%)
Experian PLC	1,101,945	38,121
Haleon PLC	9,396,210	46,502
RELX PLC (Euronext NV)	192,515	6,412
RELX PLC (LSE)	1,255,255	41,125
		132,160
United States (74.7%)
Abbott Laboratories	147,770	15,171
Alphabet, Inc., Class A	249,376	71,711
Amazon.com, Inc. (a)	194,232	40,453
Aon PLC, Class A	171,771	55,444
Arthur J Gallagher & Co.	73,606	15,942
AutoZone, Inc. (a)	11,225	37,916
Booking Holdings, Inc.	5,179	21,805
Cencora, Inc.	85,958	27,003
CME Group, Inc.	148,315	43,805
Coca-Cola Co.	932,085	70,885
Equifax, Inc.	68,662	12,364
Intercontinental Exchange, Inc.	348,530	54,817
Microsoft Corp.	196,284	72,658
MSCI, Inc.	50,565	27,255
Netflix, Inc. (a)	677,403	65,132
Otis Worldwide Corp.	441,645	34,042
Philip Morris International, Inc.	159,239	26,329
Procter & Gamble Co.	319,488	46,147
S&P Global, Inc.	106,099	45,128
STERIS PLC	163,022	36,049
Synopsys, Inc. (a)	92,404	36,636
Thermo Fisher Scientific, Inc.	72,579	35,675
Uber Technologies, Inc. (a)	478,245	34,400
Visa, Inc., Class A	209,764	63,399
Zoetis, Inc.	298,428	35,277
		1,025,443
Total Common Stocks (Cost $1,164,402)		1,356,733

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (b) (Cost $18,289)	18,288,666	18,289
Total Investments (100.2%) (Cost $1,182,691) (c)(d)(e)		1,375,022
Liabilities in Excess of Other Assets (–0.2%)		(3,014)
Net Assets (100.0%)		$1,372,008

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $11,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $309,525,000 and 22.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $255,871,000 and the aggregate gross unrealized depreciation is approximately $63,540,000, resulting in net unrealized appreciation of approximately $192,331,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.
NYSE	New York Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.2%
Capital Markets	12.5
Software	10.7
Professional Services	7.1
Pharmaceuticals	6.0
Interactive Media & Services	5.2
Insurance	5.2
Beverages	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (92.4%)
Brazil (0.5%)
NU Holdings Ltd., Class A (a)	18,954	$272

Canada (4.6%)
Shopify, Inc., Class A (a)	20,275	2,405

Israel (0.1%)
Oddity Tech Ltd., Class A (a)	5,500	74

Korea, Republic of (0.5%)
Coupang, Inc. (a)	14,660	277

Netherlands (2.5%)
Adyen NV (a)	1,287	1,288

Singapore (0.5%)
Sea Ltd. ADR (a)	2,983	247

Sweden (5.6%)
Spotify Technology SA (a)	6,029	2,923

United Kingdom (0.0%)‡
Victoria PLC (a)	70,649	24

United States (78.1%)
Affirm Holdings, Inc. (a)	51,663	2,367
Agilon health, Inc. (a)	7,211	57
AppLovin Corp., Class A (a)	5,365	2,135
Arbutus Biopharma Corp. (a)	164,594	741
Aurora Innovation, Inc. (a)	278,560	1,148
BitMine Immersion Technologies, Inc.	34,061	674
Cloudflare, Inc., Class A (a)	35,249	7,273
Federal National Mortgage Association (a)	168,391	1,223
Immunovant, Inc. (a)	7,693	191
IonQ, Inc. (a)	42,036	1,212
MercadoLibre, Inc. (a)	1,425	2,464
Opendoor Technologies, Inc. (a)	313,902	1,469
ProKidney Corp. (a)	55,698	100
QXO, Inc. (a)	146,729	2,850
ROBLOX Corp., Class A (a)	28,415	1,607
Roivant Sciences Ltd. (a)	133,331	3,693
Royalty Pharma PLC, Class A	91,309	4,380
Snowflake, Inc., Class A (a)	8,034	1,212
Strategy, Inc., Class A (a)	10,500	1,310
Tesla, Inc. (a)	11,207	4,166
Twenty One Capital, Inc., Class A (a)(b)	60,699	388
XOMA Royalty Corp. (a)	11,348	356
		41,016
Total Common Stocks (Cost $39,749)		48,526

Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $73; acquired 6/17/14)	6,374	14

Investment Company (2.0%)
United States (2.0%)
iShares Bitcoin Trust ETF (a) (Cost $1,040)	26,879	1,033

No. of Warrants
Warrants (0.0%)‡
United States (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	16,920	6

	Shares
Short-Term Investments (4.5%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (e) (Cost $2,001)	2,001,313	2,001

Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (e)	268,157	268

	Face Amount (000)
Repurchase Agreements (0.2%)
Merrill Lynch & Co., Inc., (3.59%, dated 3/31/26, due 4/1/26; proceeds $42; fully collateralized by U.S. Government obligations; 0.00% - 1.00% due 11/15/27 - 7/31/28; valued at $43)	$42	42
Merrill Lynch & Co., Inc., (3.66%, dated 3/31/26, due 4/1/26; proceeds $85; fully collateralized by U.S. Government obligations; 0.75% - 2.88% due 2/15/45 - 11/15/47; valued at $86)	85	85
		127
Total Securities held as Collateral on Loaned Securities (Cost $395)		395
Total Short-Term Investments (Cost $2,396)		2,396
Total Investments Excluding Purchased Options (98.9%) (Cost $43,258)		51,975
Total Purchased Options Outstanding (0.1%) (Cost $305)		53
Total Investments (99.0%) (Cost $43,563) including $388 of Securities Loaned (f)(g)(h)		52,028
Other Assets in Excess of Liabilities (1.0%)		500
Net Assets (100.0%)		$52,528

Morgan Stanley Institutional Fund, Inc.
First Quarter Report — March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont’d)
Global Insight Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $388,000 and $395,000, respectively. The Fund received cash collateral of approximately $395,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2026 amounts to approximately $14,000 and represents 0.0% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $1,312,000 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,271,000 and the aggregate gross unrealized depreciation is approximately $7,806,000, resulting in net unrealized appreciation of approximately $8,465,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.
First Quarter Report — March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont’d)
Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	21,363,581	$21,364	$34		$57	$(23)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	23,308,767	23,309	18		66	(48)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	21,170,064	21,170	1		69	(68)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	15,064,889	15,065	—	@	63	(63)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	10,380,713	10,381	—	@	50	(50)
						$53		$305	$(252)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	20.9%
Other**	13.4
Software	10.1
Biotechnology	9.8
Financial Services	9.5
Entertainment	8.7
Pharmaceuticals	8.4
Automobiles	8.0
Broadline Retail	5.7
Trading Companies & Distributors	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Brazil (2.5%)
NU Holdings Ltd., Class A (a)	4,568,152	$65,644

Canada (1.4%)
Shopify, Inc., Class A (a)	322,370	38,239

China (5.2%)
Baidu, Inc. ADR (a)	406,587	45,302
Meituan, Class B (a)(b)	4,579,400	49,971
Trip.com Group Ltd. ADR (a)	891,545	44,390
		139,663
Denmark (3.5%)
DSV AS	385,473	93,095

France (6.5%)
Hermes International SCA	36,538	69,216
LVMH Moet Hennessy Louis Vuitton SE	69,645	38,071
Schneider Electric SE	248,855	67,784
		175,071
India (5.1%)
HDFC Bank Ltd.	7,082,480	55,477
ICICI Bank Ltd. ADR	3,183,337	82,449
		137,926
Italy (2.9%)
Moncler SpA	1,288,900	77,603

Japan (1.6%)
Keyence Corp.	123,800	44,061

Korea, Republic of (9.2%)
Coupang, Inc. (a)	3,733,989	70,498
KakaoBank Corp.	611,700	9,967
Samsung Electronics Co. Ltd.	614,916	71,921
SK Hynix, Inc.	164,836	93,522
		245,908
Netherlands (5.7%)
ASML Holding NV	115,766	153,941

Singapore (0.5%)
Grab Holdings Ltd., Class A (a)	3,788,404	13,866

Sweden (5.6%)
Spotify Technology SA (a)	310,199	150,419

Switzerland (1.5%)
On Holding AG, Class A (a)	1,158,675	39,418

Taiwan (8.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,830,000	221,506

United States (40.4%)
Airbnb, Inc., Class A (a)	428,181	54,071
Amazon.com, Inc. (a)	357,454	74,447
Block, Inc., Class A (a)	936,804	56,377
Crowdstrike Holdings, Inc., Class A (a)	98,515	38,461
DoorDash, Inc., Class A (a)	662,100	99,414
Liberty Media Corp.-Liberty Formula One, Class C (a)	463,108	39,373
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	130,337	65,124
MercadoLibre, Inc. (a)	67,286	116,339
Meta Platforms, Inc., Class A	315,691	180,617
ServiceNow, Inc. (a)	340,350	35,584
TKO Group Holdings, Inc.	323,410	65,216
Uber Technologies, Inc. (a)	2,111,039	151,847
Visa, Inc., Class A	222,553	67,264
Walt Disney Co.	407,207	39,247
		1,083,381
Total Common Stocks (Cost $1,568,591)		2,679,741

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (e) (Cost $22,011)	22,011,414	22,011
Total Investments (100.7%) (Cost $1,590,602) (f)(g)		2,701,752
Liabilities in Excess of Other Assets (–0.7%)		(18,000)
Net Assets (100.0%)		$2,683,752

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at March 31, 2026 amounts to $0 and represents 0.0% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $20,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $1,046,135,000 and 39.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,200,451,000 and the aggregate gross unrealized depreciation is approximately $89,301,000, resulting in net unrealized appreciation of approximately $1,111,150,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Semiconductors & Semiconductor Equipment	17.4%
Other*	15.1
Entertainment	10.9
Broadline Retail	9.7
Hotels, Restaurants & Leisure	9.2
Interactive Media & Services	8.4
Textiles, Apparel & Luxury Goods	8.3
Banks	7.9
Financial Services	7.0
Ground Transportation	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (94.2%)
Brazil (1.0%)
NU Holdings Ltd., Class A (a)	3,283	$47

Canada (8.7%)
Cameco Corp.	192	21
Canadian National Railway Co.	1,982	204
Colliers International Group, Inc.	97	10
Constellation Software, Inc.	26	46
FirstService Corp.	79	11
Shopify, Inc., Class A (a)	1,028	122
		414
France (10.5%)
Airbus SE	361	68
EssilorLuxottica SA	198	46
Eurofins Scientific SE	2,834	207
Hermes International SCA	12	23
L’Oreal SA	113	46
LVMH Moet Hennessy Louis Vuitton SE	83	45
Remy Cointreau SA	542	23
Safran SA	133	44
		502
Germany (0.9%)
Birkenstock Holding PLC (a)	1,225	44

India (0.5%)
HDFC Bank Ltd. ADR	917	23

Israel (0.5%)
Oddity Tech Ltd., Class A (a)	1,719	23

Italy (0.5%)
Brunello Cucinelli SpA	264	23

Korea, Republic of (1.1%)
Coupang, Inc. (a)	2,772	52

Mexico (0.5%)
Alsea SAB de CV	8,100	26

Netherlands (1.4%)
Adyen NV (a)	68	68

Sweden (5.1%)
Spotify Technology SA (a)	499	242

Switzerland (1.0%)
On Holding AG, Class A (a)	1,379	47

United Kingdom (2.6%)
Babcock International Group PLC	2,580	40
Domino’s Pizza Group PLC	9,633	22
Rentokil Initial PLC	7,626	48
Victoria PLC (a)	36,235	12
		122
United States (59.9%)
Celsius Holdings, Inc. (a)	1,316	47
Cloudflare, Inc., Class A (a)	3,099	639
Copart, Inc. (a)	2,076	69
Core & Main, Inc., Class A (a)	3,190	158
DoorDash, Inc., Class A (a)	294	44
Federal National Mortgage Association (a)	15,014	109
Landbridge Co. LLC, Class A	746	52
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,428	121
Medline, Inc., Class A (a)	4,078	181
MercadoLibre, Inc. (a)	125	216
MSCI, Inc.	131	71
QXO, Inc. (a)	12,370	240
Rollins, Inc.	1,286	69
Royal Gold, Inc.	214	54
Royalty Pharma PLC, Class A	7,501	360
Smurfit Westrock PLC	522	21
Strategy, Inc., Class A (a)	940	117
Tesla, Inc. (a)	301	112
Texas Pacific Land Corp.	9	4
TransDigm Group, Inc.	39	45
Verisk Analytics, Inc.	380	72
Waste Connections, Inc.	280	46
		2,847
Total Common Stocks (Cost $4,245)		4,480

Investment Company (1.7%)
United States (1.7%)
iShares Bitcoin Trust ETF (a) (Cost $81)	2,101	81

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	186	—

	Shares
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (c) (Cost $156)	156,107	156
Total Investments Excluding Purchased Options (99.2%) (Cost $4,482)		4,717
Total Purchased Options Outstanding (0.1%) (Cost $21)		4
Total Investments (99.3%) (Cost $4,503) (d)(e)(f)		4,721
Other Assets in Excess of Liabilities (0.7%)		35
Net Assets (100.0%)		$4,756

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont’d)
Global Permanence Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $715,000 and 15.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $807,000 and the aggregate gross unrealized depreciation is approximately $589,000, resulting in net unrealized appreciation of approximately $218,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont’d)
Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	1,832,010	$1,832	$3		$4	$(1)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	1,662,432	1,662	1		5	(4)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	1,314,625	1,315	—	@	5	(5)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	918,403	918	—	@	4	(4)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	656,354	656	—	@	3	(3)
						$4		$21	$(17)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	54.5%
Information Technology Services	16.1
Trading Companies & Distributors	8.4
Entertainment	7.7
Pharmaceuticals	7.6
Broadline Retail	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Global Stars Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Canada (2.8%)
Shopify, Inc., Class A (a)	5,510	$654

China (8.4%)
Alibaba Group Holding Ltd. (b)	28,000	439
Eastroc Beverage Group Co. Ltd., Class A	14,500	432
NAURA Technology Group Co. Ltd., Class A	9,600	632
Tencent Holdings Ltd. (b)	7,200	454
		1,957
Denmark (3.6%)
DSV AS	3,419	826

France (1.1%)
L'Oreal SA	603	246

Germany (0.8%)
SAP SE	1,033	176

Netherlands (3.6%)
ASML Holding NV	621	826

Switzerland (4.5%)
On Holding AG, Class A (a)	17,766	604
Sportradar Group AG, Class A (a)	26,285	440
		1,044
Taiwan (7.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	1,677

United Kingdom (10.4%)
Diploma PLC	11,689	933
Halma PLC	14,073	718
RELX PLC (LSE)	6,977	229
Rentokil Initial PLC	85,062	528
		2,408
United States (55.7%)
Alphabet, Inc., Class A	2,983	858
Amazon.com, Inc. (a)	2,951	615
Booking Holdings, Inc.	148	623
Broadcom, Inc.	1,477	457
Cencora, Inc.	2,182	686
General Electric Co.	808	229
Intercontinental Exchange, Inc.	4,682	736
McKesson Corp.	462	400
MercadoLibre, Inc. (a)	296	512
Meta Platforms, Inc., Class A	1,036	593
Microsoft Corp.	2,027	750
Monster Beverage Corp. (a)	6,215	450
Netflix, Inc. (a)	8,446	812
Robinhood Markets, Inc., Class A (a)	3,352	232
ServiceNow, Inc. (a)	7,109	743
Synopsys, Inc. (a)	1,395	553
Tradeweb Markets, Inc., Class A	7,479	880
U.S. Foods Holding Corp. (a)	5,790	534
Uber Technologies, Inc. (a)	12,102	871
Visa, Inc., Class A	3,191	964
Waste Management, Inc.	1,780	409
		12,907
Total Common Stocks (Cost $20,488)		22,721

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(c) (Cost $—)	1,639	—

	Shares
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d) (Cost $175)	175,181	175
Total Investments (98.9%) (Cost $20,663) (e)(f)(g)		22,896
Other Assets in Excess of Liabilities (1.1%)		260
Net Assets (100.0%)		$23,156

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $8,116,000 and 35.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,614,000 and the aggregate gross unrealized depreciation is approximately $1,381,000, resulting in net unrealized appreciation of approximately $2,233,000.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	51.5%
Semiconductors & Semiconductor Equipment	15.6
Software	9.7
Interactive Media & Services	8.4
Capital Markets	8.0
Broadline Retail	6.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (87.7%)
Automobiles (9.5%)
Tesla, Inc. (a)	838,014	$311,532

Biotechnology (4.6%)
Roivant Sciences Ltd. (a)	5,462,307	151,306

Broadline Retail (1.6%)
MercadoLibre, Inc. (a)	30,303	52,394

Capital Markets (0.4%)
Coinbase Global, Inc., Class A (a)	82,760	14,451

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (6.4%)
ROBLOX Corp., Class A (a)	2,690,576	152,179
Spotify Technology SA (Sweden) (a)	120,038	58,208
		210,387
Financial Services (6.9%)
Affirm Holdings, Inc. (a)	3,269,461	149,807
Federal National Mortgage Association (a)	10,736,145	77,944
		227,751
Health Care Equipment & Supplies (3.8%)
Medline, Inc., Class A (a)	2,843,642	126,542

Hotels, Restaurants & Leisure (3.4%)
DoorDash, Inc., Class A (a)	743,088	111,575

Information Technology Services (19.6%)
Cloudflare, Inc., Class A (a)	2,239,056	462,007
Shopify, Inc., Class A (Canada) (a)	1,140,899	135,333
Snowflake, Inc., Class A (a)	308,750	46,566
		643,906
Pharmaceuticals (7.6%)
Royalty Pharma PLC, Class A	5,210,200	249,933

Real Estate Management & Development (0.6%)
Opendoor Technologies, Inc. (a)	4,538,385	21,240

Software (15.5%)
AppLovin Corp., Class A (a)	462,671	184,143
Aurora Innovation, Inc. (a)	24,453,467	100,748
BitMine Immersion Technologies, Inc.	1,312,368	25,959
Circle Internet Group, Inc. (a)	345,590	32,973
Palantir Technologies, Inc., Class A (a)	343,819	50,294
Strategy, Inc., Class A (a)	915,548	114,260
		508,377
Tech Hardware, Storage & Peripherals (2.3%)
IonQ, Inc. (a)	2,584,196	74,502

Trading Companies & Distributors (5.5%)
QXO, Inc. (a)	9,331,506	181,218
Total Common Stocks (Cost $1,966,405)		2,885,114

Preferred Stocks (7.6%)
Financial Services (0.7%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $12,876; acquired 3/17/23)	639,525	23,599

Software (6.9%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	225,863
Total Preferred Stocks (Cost $115,039)		249,462

Investment Company (2.1%)
iShares Bitcoin Trust ETF (a) (Cost $70,128)	1,812,344	69,630

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d) (Cost $93,083)	93,083,387	93,083
Total Investments Excluding Purchased Options (100.2%) (Cost $2,244,655)		3,297,289
Total Purchased Options Outstanding (0.1%) (Cost $19,733)		3,402
Total Investments (100.3%) (Cost $2,264,388) (e)(f)		3,300,691
Liabilities in Excess of Other Assets (–0.3%)		(10,257)
Net Assets (100.0%)		$3,290,434

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2026 amounts to approximately $249,462,000 and represents 7.6% of net assets.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $28,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,226,493,000 and the aggregate gross unrealized depreciation is approximately $190,190,000, resulting in net unrealized appreciation of approximately $1,036,303,000.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	1,376,011,076	$1,376,011	$2,198	$3,615	$(1,417)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	1,486,960,610	1,486,961	1,115	4,208	(3,093)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	1,426,154,945	1,426,155	87	4,666	(4,579)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	987,167,835	987,168	1	4,109	(4,108)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	645,084,851	645,085	1	3,135	(3,134)
						$3,402	$19,733	$(16,331)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Software	22.3%
Other*	21.6
Information Technology Services	19.5
Automobiles	9.5
Financial Services	7.6
Pharmaceuticals	7.6
Entertainment	6.4
Trading Companies & Distributors	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (93.2%)
Aerospace & Defense (0.6%)
York Space Systems, Inc. (a)	60,676	$1,345

Biotechnology (23.8%)
Arbutus Biopharma Corp. (a)	2,030,784	9,139
Beam Therapeutics, Inc. (a)	36,109	861
GRAIL, Inc. (a)	124,996	6,460
Immunovant, Inc. (a)	254,687	6,326
Newamsterdam Pharma Co. NV (a)	15,312	490
ProKidney Corp. (a)(b)	292,440	523
Recursion Pharmaceuticals, Inc., Class A (a)(b)	76,329	234
Roivant Sciences Ltd. (a)	580,737	16,086
uniQure NV (a)	41,255	675
Vaxcyte, Inc. (a)	11,915	692
X4 Pharmaceuticals, Inc. (a)	2,333,406	9,637
XOMA Royalty Corp. (a)	174,751	5,482
		56,605
Broadline Retail (1.6%)
Etsy, Inc. (a)	50,086	2,504
Global-e Online Ltd. (Israel) (a)	38,776	1,196
		3,700
Capital Markets (1.3%)
Gemini Space Station, Inc., Class A (a)(b)	283,155	1,252
Twenty One Capital, Inc., Class A (a)(b)	306,879	1,964
		3,216
Energy Equipment & Services (1.0%)
WaterBridge Infrastructure LLC, Class A	91,852	2,461

Financial Services (2.4%)
Federal National Mortgage Association (a)	782,445	5,681

Health Care Equipment & Supplies (1.2%)
Inspire Medical Systems, Inc. (a)	6,479	334
Strive, Inc., Class A (a)(b)	248,014	2,485
		2,819
Health Care Providers & Services (4.0%)
Agilon health, Inc. (a)	171,749	1,359
HealthEquity, Inc. (a)	97,262	8,128
		9,487
Health Care Technology (1.6%)
Doximity, Inc., Class A (a)	154,332	3,596
Schrodinger, Inc. (a)	29,802	338
		3,934
Hotels, Restaurants & Leisure (6.0%)
Black Rock Coffee Bar, Inc., Class A (a)	389,044	5,026
Cheesecake Factory, Inc.	64,265	3,519
Vail Resorts, Inc. (b)	45,785	5,875
		14,420
Household Durables (0.2%)
Victoria PLC (United Kingdom) (a)	1,397,193	469

Information Technology Services (8.7%)
Cloudflare, Inc., Class A (a)	100,144	20,664

Life Sciences Tools & Services (2.1%)
10X Genomics, Inc., Class A (a)	36,107	766
MaxCyte, Inc. (a)	347,433	244
Oxford Nanopore Technologies PLC (United Kingdom) (a)	2,359,379	3,491
Standard BioTools, Inc. (a)	654,866	602
		5,103
Oil, Gas & Consumable Fuels (0.6%)
Calumet, Inc. (a)	39,272	1,410

Passenger Airlines (0.9%)
Joby Aviation, Inc. (a)	268,826	2,220

Personal Care Products (2.6%)
Oddity Tech Ltd., Class A (Israel) (a)	460,149	6,157

Pharmaceuticals (1.8%)
AtaiBeckley, Inc. (a)	798,854	2,828
Nektar Therapeutics (a)	8,982	646
Structure Therapeutics, Inc. ADR (China) (a)	16,316	787
		4,261
Real Estate Management & Development (11.9%)
Landbridge Co. LLC, Class A	119,013	8,218
Opendoor Technologies, Inc. (a)	4,307,484	20,159
		28,377
Software (11.0%)
Appian Corp., Class A (a)	252,906	6,098
Aurora Innovation, Inc. (a)	2,748,642	11,324
BitMine Immersion Technologies, Inc.	350,353	6,930
Via Transportation, Inc., Class A (a)(b)	123,921	1,859
		26,211
Tech Hardware, Storage & Peripherals (6.4%)
Infleqtion, Inc. (a)(c)	538,590	5,283
IonQ, Inc. (a)	347,855	10,029
		15,312
Trading Companies & Distributors (3.5%)
QXO, Inc. (a)	430,901	8,368
Total Common Stocks (Cost $273,533)		222,220

Preferred Stocks (2.2%)
Health Care Technology (1.1%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	2,681

Software (1.1%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	2,619
Total Preferred Stocks (Cost $16,838)		5,300

Investment Company (2.8%)
iShares Bitcoin Trust ETF (a) (Cost $6,636)	171,506	6,589

	No. of Warrants
Warrants (0.0%)‡
Life Sciences Tools & Services (0.0%)‡
SomaLogic, Inc. expires 8/31/26 (a)(c)(d)	61,142	—

Real Estate Management & Development (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a)	107,517	39

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Inception Portfolio

	No. of Warrants	Value (000)
Specialty Retail (0.0%)‡
Bed Bath & Beyond, Inc. expires 10/7/26 (a)	4,442	$2
Total Warrants (Cost $203)		41

	Shares
Short-Term Investments (4.3%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (e) (Cost $4,281)	4,281,433	4,281

Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (e)	3,994,255	3,994

	Face Amount (000)
Repurchase Agreements (0.8%)
Merrill Lynch & Co., Inc., (3.59%, dated 3/31/26, due 4/1/26; proceeds $621; fully collateralized by U.S. Government obligations; 0.00% - 1.00% due 11/15/27 - 7/31/28; valued at $633)	621	621
Merrill Lynch & Co., Inc., (3.66%, dated 3/31/26, due 4/1/26; proceeds $1,262; fully collateralized by U.S. Government obligations; 0.75% - 2.88% due 2/15/45 - 11/15/47; valued at $1,287)	1,262	1,262
		1,883
Total Securities held as Collateral on Loaned Securities (Cost $5,877)		5,877
Total Short-Term Investments (Cost $10,158)		10,158
Total Investments Excluding Purchased Options (102.5%) (Cost $307,368)		244,308
Total Purchased Options Outstanding (0.1%) (Cost $1,587)		266
Total Investments (102.6%) (Cost $308,955) including $6,192 of Securities Loaned (f)(g)(h)		244,574
Liabilities in Excess of Other Assets (–2.6%)		(6,247)
Net Assets (100.0%)		$238,327

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $6,192,000 and $6,106,000, respectively. The Fund received cash collateral of approximately $5,877,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $229,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2026 amounts to approximately $10,583,000 and represents 4.4% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $9,243,000 and 3.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,814,000 and the aggregate gross unrealized depreciation is approximately $91,195,000, resulting in net unrealized depreciation of approximately $64,381,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	106,338,629	$106,339	$170		$280	$(110)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	118,965,851	118,966	89		337	(248)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	109,043,071	109,043	7		357	(350)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	81,897,594	81,898	—	@	341	(341)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	56,144,765	56,145	—	@	272	(272)
						$266		$1,587	$(1,321)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.2%
Biotechnology	23.7
Software	12.1
Real Estate Management & Development	11.9
Information Technology Services	8.7
Tech Hardware, Storage & Peripherals	6.4
Hotels, Restaurants & Leisure	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Brazil (2.1%)
NU Holdings Ltd., Class A (a)	3,114,381	$44,754

Canada (3.9%)
Brookfield Corp.	1,374,447	55,624
Shopify, Inc., Class A (a)	229,821	27,261
		82,885
Denmark (7.0%)
DSV AS	620,814	149,932

France (22.0%)
EssilorLuxottica SA	188,994	44,040
Hermes International SCA	79,280	150,184
L’Oreal SA	250,726	102,369
LVMH Moet Hennessy Louis Vuitton SE	123,911	67,736
Schneider Electric SE	380,804	103,724
		468,053
Germany (3.0%)
Birkenstock Holding PLC (a)	868,103	31,104
SAP SE ADR	188,843	32,332
		63,436
Hong Kong (1.7%)
AIA Group Ltd.	3,325,300	36,949

India (7.8%)
HDFC Bank Ltd.	6,784,319	53,142
ICICI Bank Ltd. ADR	2,500,575	64,765
Tata Capital Ltd. (a)	7,372,823	24,013
Titan Co. Ltd.	601,614	25,269
		167,189
Italy (6.3%)
Moncler SpA	2,223,494	133,873

Japan (9.1%)
Asics Corp.	1,722,700	46,315
Keyence Corp.	308,400	109,762
Sanrio Co. Ltd.	6,054,500	37,642
		193,719
Netherlands (8.3%)
Adyen NV (a)	22,837	22,856
ASML Holding NV	116,659	155,128
		177,984
Sweden (5.9%)
Spotify Technology SA (a)	258,619	125,407

Switzerland (5.4%)
Cie Financiere Richemont SA, Class A (Registered)	176,362	31,140
On Holding AG, Class A (a)	940,957	32,011
Straumann Holding AG (Registered)	494,649	51,752
		114,903
Taiwan (10.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,685,000	213,120

United Kingdom (0.7%)
Rightmove PLC	2,693,851	15,412

United States (6.7%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	752,178	63,950
MercadoLibre, Inc. (a)	45,155	78,074
		142,024
Total Investments (99.9%) (Cost $1,419,885) (b)(c)(d)		2,129,640
Other Assets in Excess of Liabilities (0.1%)		1,238
Net Assets (100.0%)		$2,130,878

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The approximate fair value and percentage of net assets, $1,574,358,000 and 73.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $794,652,000 and the aggregate gross unrealized depreciation is approximately $84,897,000, resulting in net unrealized appreciation of approximately $709,755,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.7%
Textiles, Apparel & Luxury Goods	24.3
Semiconductors & Semiconductor Equipment	17.3
Entertainment	8.9
Banks	7.6
Air Freight & Logistics	7.0
Electronic Equipment, Instruments & Components	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
China (3.2%)
ANTA Sports Products Ltd. (a)	307,800	$3,009
Tencent Holdings Ltd. (a)	100,700	6,351
		9,360
Denmark (4.5%)
DSV AS	30,998	7,486
Tryg AS	228,922	5,468
		12,954
Finland (3.4%)
Kone OYJ, Class B	85,944	5,487
Nordea Bank Abp	243,010	4,184
		9,671
France (8.8%)
Legrand SA	47,149	7,325
L’Oreal SA	25,200	10,289
Safran SA	23,749	7,771
		25,385
Germany (10.4%)
Deutsche Boerse AG	39,845	11,673
Infineon Technologies AG	158,727	7,201
Qiagen NV	113,266	4,588
SAP SE	38,679	6,594
		30,056
Italy (8.2%)
Davide Campari-Milano NV	654,732	4,678
Ferrari NV (Euronext NV)	18,849	6,395
FinecoBank Banca Fineco SpA	271,501	6,041
Moncler SpA	108,019	6,504
		23,618
Japan (8.1%)
Keyence Corp.	26,900	9,574
MonotaRO Co. Ltd.	444,800	4,821
SMC Corp.	16,300	6,411
Sony Group Corp.	116,900	2,437
		23,243
Korea, Republic of (1.0%)
Samsung Electronics Co. Ltd.	23,990	2,806

Netherlands (6.7%)
ASML Holding NV	7,349	9,773
EXOR NV	53,866	4,123
IMCD NV	52,100	5,452
		19,348
Spain (1.9%)
Amadeus IT Group SA	97,574	5,579

Sweden (2.1%)
Atlas Copco AB, Class A	351,192	6,197

Taiwan (4.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	206,881	11,965

United Kingdom (33.5%)
Anglo American PLC	67,816	2,912
AstraZeneca PLC	43,574	8,520
Diploma PLC	107,026	8,545
Experian PLC	192,459	6,658
Haleon PLC	1,616,353	7,999
Halma PLC	156,350	7,979
Hiscox Ltd.	128,684	2,598
InterContinental Hotels Group PLC	47,923	6,320
London Stock Exchange Group PLC	85,228	10,064
NatWest Group PLC	1,048,075	7,764
RELX PLC (Euronext NV)	8,774	292
RELX PLC (LSE) (LSE)	121,674	3,986
Rentokil Initial PLC	598,421	3,714
Rightmove PLC	721,966	4,131
Shell PLC	218,724	10,130
St. James’s Place PLC	321,162	5,068
		96,680
Total Common Stocks (Cost $214,740)		276,862

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	18,454	—

	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d) (Cost $4,032)	4,032,192	4,032
Total Investments (97.3%) (Cost $218,772) (e)(f)(g)		280,894
Other Assets in Excess of Liabilities (2.7%)		7,886
Net Assets (100.0%)		$288,780

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
International Equity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $276,862,000 and 95.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $68,389,000 and the aggregate gross unrealized depreciation is approximately $6,267,000, resulting in net unrealized appreciation of approximately $62,122,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.4%
Semiconductors & Semiconductor Equipment	10.4
Capital Markets	9.6
Trading Companies & Distributors	6.6
Machinery	6.5
Banks	6.4
Electronic Equipment, Instruments & Components	6.2
Pharmaceuticals	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Brazil (4.3%)
NU Holdings Ltd., Class A (a)	1,859,469	$26,721

Canada (1.6%)
Shopify, Inc., Class A (a)	84,519	10,026

China (11.6%)
Baidu, Inc. ADR (a)	190,936	21,274
Meituan, Class B (a)(b)	1,455,820	15,886
Pony AI, Inc., Class A (a)(b)(c)	898,700	7,972
Tencent Holdings Ltd. (b)	108,200	6,825
Trip.com Group Ltd. ADR (a)	280,494	13,966
WeRide, Inc., Class A (a)(b)(c)	2,186,200	5,746
		71,669
Denmark (4.2%)
DSV AS	107,472	25,955

France (8.2%)
Hermes International SCA	10,305	19,521
LVMH Moet Hennessy Louis Vuitton SE	18,776	10,264
Schneider Electric SE	77,705	21,165
		50,950
Germany (2.0%)
Birkenstock Holding PLC (a)	232,309	8,324
SAP SE ADR	22,642	3,876
		12,200
India (10.0%)
Eternal Ltd. (a)	3,102,035	7,632
HDFC Bank Ltd.	1,771,944	13,880
ICICI Bank Ltd. ADR	699,687	18,122
MakeMyTrip Ltd. (a)	139,290	5,194
Tata Capital Ltd. (a)	3,291,851	10,721
Titan Co. Ltd.	159,094	6,682
		62,231
Italy (3.2%)
Moncler SpA	333,276	20,066

Japan (10.6%)
Asics Corp.	795,000	21,374
Keyence Corp.	47,500	16,905
Sanrio Co. Ltd. (c)	4,387,000	27,275
		65,554
Korea, Republic of (14.1%)
Coupang, Inc. (a)	992,555	18,739
KakaoBank Corp.	653,517	10,649
Samsung Electronics Co. Ltd.	200,606	23,463
SK Hynix, Inc.	60,881	34,542
		87,393
Netherlands (5.8%)
Adyen NV (a)	7,601	7,607
ASML Holding NV	21,245	28,251
		35,858
Singapore (0.9%)
Grab Holdings Ltd., Class A (a)	1,477,225	5,407

Sweden (5.8%)
Spotify Technology SA (a)	74,293	36,025

Switzerland (2.3%)
On Holding AG, Class A (a)	412,994	14,050

Taiwan (7.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	748,000	43,260

United States (7.6%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	198,083	16,841
MercadoLibre, Inc. (a)	17,449	30,170
		47,011
Total Common Stocks (Cost $457,802)		614,376

Short-Term Investments (1.6%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d) (Cost $7,753)	7,753,076	7,753

Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d)	1,352,723	1,353

	Face Amount (000)
Repurchase Agreements (0.1%)
Merrill Lynch & Co., Inc., (3.59%, dated 3/31/26, due 4/1/26; proceeds $210; fully collateralized by U.S. Government obligations; 0.00% - 1.00% due 11/15/27 - 7/31/28; valued at $215)	$210	210
Merrill Lynch & Co., Inc., (3.66%, dated 3/31/26, due 4/1/26; proceeds $427; fully collateralized by U.S. Government obligations; 0.75% - 2.88% due 2/15/45 - 11/15/47; valued at $436)	427	427
		637
Total Securities held as Collateral on Loaned Securities (Cost $1,990)		1,990
Total Short-Term Investments (Cost $9,743)		9,743
Total Investments (100.8%) (Cost $467,545) including $17,386 of Securities Loaned (e)(f)(g)		624,119
Liabilities in Excess of Other Assets (–0.8%)		(5,198)
Net Assets (100.0%)		$618,921

Morgan Stanley Institutional Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)
Consolidated Portfolio of Investments (cont’d)
International Opportunity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $17,386,000 and $18,477,000, respectively. The Fund received cash collateral of approximately $1,990,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $16,487,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $385,641,000 and 62.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $207,045,000 and the aggregate gross unrealized depreciation is approximately $50,471,000, resulting in net unrealized appreciation of approximately $156,574,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	32.4%
Semiconductors & Semiconductor Equipment	17.0
Textiles, Apparel & Luxury Goods	16.1
Banks	11.2
Entertainment	8.5
Broadline Retail	7.9
Hotels, Restaurants & Leisure	6.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
China (2.2%)
Tencent Holdings Ltd. (a)	700	$44

Denmark (3.0%)
DSV AS	256	62

Finland (3.1%)
Kone OYJ, Class B	986	63

France (12.0%)
Legrand SA	449	70
L’Oreal SA	196	80
Safran SA	295	96
		246
Germany (8.8%)
Deutsche Boerse AG	312	91
Qiagen NV	1,054	43
SAP SE	272	46
		180
Italy (3.5%)
Ferrari NV (Euronext NV)	211	72

Japan (5.7%)
Keyence Corp.	200	71
MonotaRO Co. Ltd.	4,100	45
		116
Netherlands (6.6%)
ASML Holding NV	67	89
IMCD NV	432	45
		134
Spain (2.3%)
Amadeus IT Group SA	817	47

Sweden (3.0%)
Atlas Copco AB, Class A	3,511	62

Taiwan (6.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,416	140

United Kingdom (28.0%)
AstraZeneca PLC	306	60
Diploma PLC	906	72
Experian PLC	1,823	63
Haleon PLC	15,041	75
Halma PLC	1,535	78
InterContinental Hotels Group PLC	447	59
London Stock Exchange Group PLC	641	76
RELX PLC (LSE)	1,625	53
Rightmove PLC	6,605	38
		574
United States (10.4%)
Alphabet, Inc., Class A	163	47
Aon PLC, Class A	169	54
Netflix, Inc. (b)	581	56
Visa, Inc., Class A	186	56
		213
Total Common Stocks (Cost $1,708)		1,953

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	31	—

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (d) (Cost $25)	25,318	25
Total Investments (96.6%) (Cost $1,733) (e)(f)(g)		1,978
Other Assets in Excess of Liabilities (3.4%)		69
Net Assets (100.0%)		$2,047

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $1,740,000 and 85.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $345,000 and the aggregate gross unrealized depreciation is approximately $100,000, resulting in net unrealized appreciation of approximately $245,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.4%
Semiconductors & Semiconductor Equipment	11.6
Capital Markets	8.4
Trading Companies & Distributors	8.2
Electronic Equipment, Instruments & Components	7.5
Pharmaceuticals	6.8
Interactive Media & Services	6.5
Machinery	6.3
Professional Services	5.9
Hotels, Restaurants & Leisure	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Australia (2.6%)
BHP Group Ltd.	63,208	$2,287
Perseus Mining Ltd.	656,183	2,404
		4,691
Canada (7.6%)
Agnico Eagle Mines Ltd.	18,826	3,821
Canadian Imperial Bank of Commerce	33,610	3,185
Royal Bank of Canada	20,065	3,244
Suncor Energy, Inc.	47,726	3,157
		13,407
China (4.7%)
Alibaba Group Holding Ltd. ADR	5,550	696
Hesai Group ADR (a)	42,432	811
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (a)(b)(c)	96,200	801
NAURA Technology Group Co. Ltd., Class A	25,800	1,697
TBEA Co. Ltd.	279,500	1,093
Tencent Holdings Ltd. (b)	38,400	2,422
Wuxi Biologics Cayman, Inc. (a)(b)	183,000	787
		8,307
Denmark (0.3%)
Novo Nordisk AS, Class B	15,457	566

France (7.8%)
Air Liquide SA	8,531	1,763
Airbus SE	15,792	2,986
BNP Paribas SA	5,567	530
L'Oreal SA	2,965	1,211
Sanofi SA	19,701	1,903
Schneider Electric SE	8,257	2,249
SCOR SE	58,420	2,088
Thales SA	3,891	1,141
		13,871
Germany (6.1%)
Nemetschek SE	10,938	819
Rheinmetall AG	2,012	3,394
SAP SE	12,375	2,110
Siemens AG (Registered)	12,911	3,145
Siemens Energy AG	8,350	1,440
		10,908
Hungary (1.7%)
OTP Bank Nyrt	28,835	3,092

India (6.2%)
Apollo Hospitals Enterprise Ltd.	18,435	1,456
Grasim Industries Ltd.	48,144	1,306
HDFC Bank Ltd. ADR	52,453	1,305
ICICI Bank Ltd.	168,630	2,165
Reliance Industries Ltd.	82,156	1,182
Shriram Finance Ltd.	213,763	1,989
State Bank of India	145,889	1,522
		10,925
Ireland (2.8%)
AIB Group PLC	461,383	4,925

Israel (0.2%)
CyberArk Software Ltd. (a)	6,700	302

Japan (11.0%)
Advantest Corp.	4,200	580
Kansai Electric Power Co., Inc.	84,400	1,403
Keyence Corp.	4,900	1,744
Komatsu Ltd.	15,700	625
Mitsubishi Corp.	81,100	2,782
Mitsui & Co. Ltd.	62,300	2,408
Mizuho Financial Group, Inc.	116,700	4,725
Sony Group Corp.	146,465	3,053
Sumitomo Mitsui Trust Group, Inc.	30,400	968
USS Co. Ltd.	111,700	1,175
		19,463
Kazakhstan (2.5%)
Halyk Savings Bank of Kazakhstan JSC GDR	72,934	2,277
NAC Kazatomprom JSC GDR	27,193	2,147
		4,424
Korea, Republic of (7.8%)
Hanwha Aerospace Co. Ltd.	2,387	2,035
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,123	724
Kia Corp.	13,393	1,322
Samsung Electronics Co. Ltd.	82,811	9,686
		13,767
Mexico (0.6%)
Grupo Financiero Banorte SAB de CV Series O	93,500	1,035

Netherlands (2.6%)
ASML Holding NV	2,976	3,957
Wolters Kluwer NV	8,554	639
		4,596
Norway (2.5%)
Var Energi ASA	864,676	4,452

Singapore (0.5%)
Sea Ltd. ADR (a)	10,314	854

Slovenia (2.0%)
Nova Ljubljanska Banka DD GDR	74,073	3,639

Spain (3.4%)
CaixaBank SA	411,029	4,928
Iberdrola SA	51,201	1,172
		6,100
Switzerland (2.8%)
Novartis AG (Registered)	21,272	3,265
Roche Holding AG	4,488	1,791
		5,056
Taiwan (5.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	173,000	10,005

United Kingdom (7.4%)
AstraZeneca PLC	22,494	4,398
BAE Systems PLC	52,061	1,526
Fresnillo PLC	18,156	805
Shell PLC	81,138	3,758
Unilever PLC	49,944	2,742
		13,229

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Passport Overseas Equity Portfolio

	Shares	Value (000)
United States (4.1%)
Linde PLC	4,266	$2,115
MercadoLibre, Inc. (a)	1,578	2,728
Palo Alto Networks, Inc. (a)	14,743	2,364
		7,207
Total Common Stocks (Cost $99,111)		164,821

Preferred Stock (0.7%)
United States (0.7%)
Neurogenesis, Inc., Series A (a)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,250

Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (f) (Cost $9,214)	9,213,948	9,214
Total Investments (98.7%) (Cost $109,575) including $712 of Securities Loaned (g)(h)(i)		175,285
Other Assets in Excess of Liabilities (1.3%)		2,271
Net Assets (100.0%)		$177,556

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $712,000 and $762,000, respectively. The Fund received non-cash collateral of approximately $762,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2026 amounts to approximately $1,250,000 and represents 0.7% of net assets.
(e)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.
(g)	The approximate fair value and percentage of net assets, $139,204,000 and 78.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(i)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $68,949,000 and the aggregate gross unrealized depreciation is approximately $2,927,000, resulting in net unrealized appreciation of approximately $66,022,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Passport Overseas Equity Portfolio

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2026:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
Bank of America NA	$2,323	AUD	3,296	6/17/26	$(51)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2026:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Hang Seng Index (Hong Kong)	22	Apr-26	HKD	1	$3,473	$(73)
SFE S&P ASX Share Price Index (Australia)	16	Jun-26	AUD	— @	2,349	(44)
Short:
Eurex Euro Stoxx Banks Index (Germany)	257	Jun-26	EUR	(13)	(3,470)	55
KFE KOSPI 200 Index (Korea, Republic of)	36	Jun-26	KRW	(9,000)	(4,403)	425
						$363

@		Value is less than $500.
ASX	—	Australian Securities Exchange.
KFE	—	Korean Futures Exchange.
SFE	—	Sydney Futures Exchange.
AUD	—	Australian Dollar
EUR	—	Euro
HKD	—	Hong Kong Dollar
KRW	—	South Korean Won

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.2%
Banks	21.4
Semiconductors & Semiconductor Equipment	9.3
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	7.3
Aerospace & Defense	6.3
Tech Hardware, Storage & Peripherals	5.5
Metals & Mining	5.3
Investment Company	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $13,695,000 and total unrealized appreciation of approximately $363,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $51,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (90.3%)
Aerospace & Defense (2.5%)
Axon Enterprise, Inc. (a)	5	$2
HEICO Corp., Class A	15	3
TransDigm Group, Inc.	78	91
		96
Automobiles (2.4%)
Tesla, Inc. (a)	244	91

Beverages (1.0%)
Celsius Holdings, Inc. (a)	1,067	38

Capital Markets (4.2%)
Intercontinental Exchange, Inc.	65	10
MSCI, Inc.	241	130
S&P Global, Inc.	45	19
		159
Chemicals (0.2%)
Ecolab, Inc.	13	3
Sherwin-Williams Co.	18	6
		9
Commercial Services & Supplies (6.9%)
Cintas Corp.	16	3
Copart, Inc. (a)	4,000	133
Rollins, Inc.	2,401	128
		264
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6	3

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.	4	4
Performance Food Group Co. (a)	109	9
		13
Containers & Packaging (0.4%)
Smurfit Westrock PLC	418	17

Distributors (0.3%)
Pool Corp.	64	13

Diversified Consumer Services (0.3%)
Service Corp. International	121	10

Entertainment (6.2%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	695	59
Netflix, Inc. (a)	40	4
Sphere Entertainment Co. (a)	104	12
Spotify Technology SA (Sweden) (a)	316	153
Walt Disney Co.	94	9
		237
Financial Services (2.3%)
Federal National Mortgage Association (a)	12,160	88

Food Products (0.3%)
Hershey Co.	27	6
McCormick & Co., Inc.	101	5
		11
Ground Transportation (1.6%)
Old Dominion Freight Line, Inc.	21	4
Union Pacific Corp.	233	57
		61
Health Care Equipment & Supplies (5.3%)
IDEXX Laboratories, Inc. (a)	6	4
Intuitive Surgical, Inc. (a)	20	9
Medline, Inc., Class A (a)	4,254	189
		202
Health Care Technology (0.5%)
Veeva Systems, Inc., Class A (a)	106	19

Hotels, Restaurants & Leisure (5.2%)
Airbnb, Inc., Class A (a)	299	38
Domino's Pizza, Inc.	47	17
DoorDash, Inc., Class A (a)	563	84
McDonald's Corp.	12	4
Starbucks Corp.	60	5
Vail Resorts, Inc.	410	53
		201
Household Durables (0.5%)
NVR, Inc. (a)	1	7
Victoria PLC (United Kingdom) (a)	33,430	11
		18
Information Technology Services (15.6%)
Cloudflare, Inc., Class A (a)	2,551	526
Gartner, Inc. (a)	63	10
Shopify, Inc., Class A (Canada) (a)	513	61
		597
Insurance (0.2%)
Brown & Brown, Inc.	145	9

Life Sciences Tools & Services (0.3%)
Danaher Corp.	30	6
Thermo Fisher Scientific, Inc.	12	6
		12
Machinery (0.1%)
Deere & Co.	7	4

Metals & Mining (1.5%)
MP Materials Corp. (a)	318	15
Royal Gold, Inc.	160	41
		56
Oil, Gas & Consumable Fuels (0.1%)
Texas Pacific Land Corp.	7	3

Personal Care Products (0.5%)
Oddity Tech Ltd., Class A (Israel) (a)	1,462	19

Pharmaceuticals (8.6%)
Eli Lilly & Co.	4	4
Royalty Pharma PLC, Class A	6,628	318
Zoetis, Inc.	78	9
		331
Professional Services (3.4%)
Verisk Analytics, Inc.	698	132

Real Estate Management & Development (1.2%)
CoStar Group, Inc. (a)	84	4
Landbridge Co. LLC, Class A	612	42
		46
Software (5.2%)
Constellation Software, Inc. (Canada)	21	37
Crowdstrike Holdings, Inc., Class A (a)	86	34

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Software (cont’d)
Fair Isaac Corp. (a)	7	$7
Procore Technologies, Inc. (a)	172	10
Salesforce, Inc.	50	9
Strategy, Inc., Class A (a)	742	93
Workday, Inc., Class A (a)	71	9
		199
Specialized REITs (1.4%)
American Tower Corp. REIT	307	53

Specialty Retail (0.5%)
AutoZone, Inc. (a)	1	3
Floor & Decor Holdings, Inc., Class A (a)	102	5
Home Depot, Inc.	18	6
Tractor Supply Co.	122	6
		20
Trading Companies & Distributors (11.2%)
Core & Main, Inc., Class A (a)	3,411	169
Fastenal Co.	79	4
QXO, Inc. (a)	12,588	244
Watsco, Inc.	36	13
		430
Total Common Stocks (Cost $3,168)		3,461

Investment Company (2.0%)
iShares Bitcoin Trust ETF (a) (Cost $76)	1,969	76

No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	58	—

	Shares
Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (c) (Cost $202)	202,101	202
Total Investments Excluding Purchased Options (97.6%) (Cost $3,446)		3,739
Total Purchased Options Outstanding (0.1%) (Cost $26)		5
Total Investments (97.7%) (Cost $3,472) (d)(e)		3,744
Other Assets in Excess of Liabilities (2.3%)		87
Net Assets (100.0%)		$3,831

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $11,000 and 0.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $673,000 and the aggregate gross unrealized depreciation is approximately $401,000, resulting in net unrealized appreciation of approximately $272,000.

ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	2,176,356	$2,176	$4		$6	$(2)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	1,948,401	1,948	1		5	(4)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	1,699,931	1,700	—	@	6	(6)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	1,197,750	1,198	—	@	5	(5)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	859,760	860	—	@	4	(4)
						$5		$26	$(21)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.7%
Information Technology Services	16.0
Trading Companies & Distributors	11.5
Pharmaceuticals	8.9
Commercial Services & Supplies	7.1
Entertainment	6.3
Health Care Equipment & Supplies	5.4
Investment Company	5.4
Hotels, Restaurants & Leisure	5.4
Software	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Aerospace & Defense (4.9%)
General Electric Co.	65,481	$18,581

Automobiles (1.6%)
Tesla, Inc. (a)	16,396	6,095

Banks (6.9%)
JPMorgan Chase & Co.	80,183	23,587
Popular, Inc.	20,109	2,698
		26,285
Broadline Retail (5.3%)
Amazon.com, Inc. (a)	97,830	20,375

Capital Markets (12.3%)
Ameriprise Financial, Inc.	20,861	9,271
Cboe Global Markets, Inc.	63,864	17,950
Evercore, Inc., Class A	22,531	6,726
Goldman Sachs Group, Inc.	8,984	7,600
LPL Financial Holdings, Inc.	17,584	5,290
		46,837
Commercial Services & Supplies (0.8%)
Waste Management, Inc.	13,055	3,000

Construction Materials (1.5%)
CRH PLC	56,079	5,895

Consumer Staples Distribution & Retail (2.3%)
Costco Wholesale Corp.	8,669	8,638

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	49,742	6,285

Entertainment (1.6%)
Netflix, Inc. (a)	63,833	6,137

Financial Services (2.4%)
Mastercard, Inc., Class A	18,229	9,108

Household Durables (0.7%)
Toll Brothers, Inc.	19,220	2,623

Information Technology Services (2.1%)
Shopify, Inc., Class A (Canada) (a)	67,497	8,006

Insurance (0.6%)
Progressive Corp.	10,810	2,143

Interactive Media & Services (11.0%)
Alphabet, Inc., Class A	145,465	41,830

Oil, Gas & Consumable Fuels (3.9%)
Chevron Corp.	32,416	6,707
Valero Energy Corp.	32,427	8,012
		14,719
Pharmaceuticals (4.2%)
Eli Lilly & Co.	17,477	16,075

Real Estate Management & Development (2.9%)
CBRE Group, Inc., Class A (a)	81,364	11,022

Semiconductors & Semiconductor Equipment (11.7%)
NVIDIA Corp.	256,126	44,668

Software (5.4%)
Microsoft Corp.	55,722	20,627

Specialized REITs (0.1%)
Millrose Properties, Inc. REIT	10,164	285

Specialty Retail (5.1%)
TJX Cos., Inc.	88,511	14,135
Ulta Beauty, Inc. (a)	10,311	5,390
		19,525
Tech Hardware, Storage & Peripherals (9.6%)
Apple, Inc.	143,983	36,541

Trading Companies & Distributors (1.3%)
United Rentals, Inc.	6,658	4,851
Total Common Stocks (Cost $247,758)		380,151

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (b) (Cost $1,954)	1,953,776	1,954
Total Investments (100.3%) (Cost $249,712) (c)(d)		382,105
Liabilities in Excess of Other Assets (–0.3%)		(1,191)
Net Assets (100.0%)		$380,914

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $136,653,000 and the aggregate gross unrealized depreciation is approximately $4,260,000, resulting in net unrealized appreciation of approximately $132,393,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.9%
Capital Markets	12.2
Semiconductors & Semiconductor Equipment	11.7
Interactive Media & Services	10.9
Tech Hardware, Storage & Peripherals	9.6
Banks	6.9
Software	5.4
Broadline Retail	5.3
Specialty Retail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Biotechnology (30.2%)
Alnylam Pharmaceuticals, Inc. (a)	175	$58
Argenx SE ADR (Belgium) (a)	235	172
Ascendis Pharma AS ADR (Denmark) (a)	512	117
Beam Therapeutics, Inc. (a)	1,602	38
Kymera Therapeutics, Inc. (a)	534	45
Newamsterdam Pharma Co. NV (a)(b)	2,383	76
Ultragenyx Pharmaceutical, Inc. (a)	758	16
uniQure NV (a)	746	12
Vaxcyte, Inc. (a)	952	55
Vertex Pharmaceuticals, Inc. (a)	128	57
		646
Health Care Equipment & Supplies (14.8%)
Align Technology, Inc. (a)	521	89
Ceribell, Inc. (a)	3,915	72
Dexcom, Inc. (a)	677	42
Inspire Medical Systems, Inc. (a)	1,030	53
Intuitive Surgical, Inc. (a)	132	61
		317
Health Care Providers & Services (4.9%)
Guardant Health, Inc. (a)	631	58
UnitedHealth Group, Inc.	172	47
		105
Health Care Technology (5.9%)
Doximity, Inc., Class A (a)	2,688	63
Schrodinger, Inc. (a)	2,552	29
Veeva Systems, Inc., Class A (a)	190	33
		125
Life Sciences Tools & Services (15.1%)
10X Genomics, Inc., Class A (a)	3,801	81
Illumina, Inc. (a)	437	54
MaxCyte, Inc. (a)	49,461	35
Tempus AI, Inc. (a)	577	26
Thermo Fisher Scientific, Inc.	186	91
West Pharmaceutical Services, Inc.	146	36
		323
Pharmaceuticals (23.7%)
AtaiBeckley, Inc. (a)	9,857	35
Eli Lilly & Co.	181	166
Enliven Therapeutics, Inc. (a)	2,126	83
Nektar Therapeutics (a)	1,412	102
Structure Therapeutics, Inc. ADR (China) (a)	1,489	72
Zoetis, Inc.	411	49
		507
Total Common Stocks (Cost $2,140)		2,023

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (c) (Cost $33)	32,707	33
Total Investments (96.2%) (Cost $2,173) including $76 of Securities Loaned (d)(e)		2,056
Other Assets in Excess of Liabilities (3.8%)		82
Net Assets (100.0%)		$2,138

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $76,000 and $71,000, respectively. The Fund received non-cash collateral of approximately $71,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $509,000 and the aggregate gross unrealized depreciation is approximately $626,000, resulting in net unrealized depreciation of approximately $117,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Biotechnology	31.4%
Pharmaceuticals	24.7
Life Sciences Tools & Services	15.7
Health Care Equipment & Supplies	15.4
Health Care Technology	6.1
Health Care Providers & Services	5.1
Other*	1.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the“Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or,if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from reputable broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act,including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Advantage Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,110	$—	$—	$2,110
Automobiles	14,779	—	—	14,779
Biotechnology	11,140	—	—	11,140
Capital Markets	5,044	—	—	5,044
Commercial Services & Supplies	6,503	—	—	6,503
Entertainment	18,693	—	—	18,693
Financial Services	8,319	3,176	—	11,495
Health Care Equipment & Supplies	10,999	—	—	10,999
Hotels, Restaurants & Leisure	14,822	—	—	14,822
Information Technology Services	46,327	—	—	46,327
Pharmaceuticals	15,528	—	—	15,528
Professional Services	3,240	—	—	3,240
Software	28,827	—	—	28,827
Trading Companies & Distributors	5,248	—	—	5,248
Total Common Stocks	191,579	3,176	—	194,755
Investment Company	3,652	—	—	3,652
Call Options Purchased	—	203	—	203
Short-Term Investment
Investment Company	15,079	—	—	15,079
Total Assets	$210,310	$3,379	$—	$213,689

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Asia Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$1,041	$880	$—	$1,921
Banks	4,032	6,255	—	10,287
Beverages	—	2,989	—	2,989
Broadline Retail	6,465	—	—	6,465
Consumer Finance	—	2,888	—	2,888
Ground Transportation	3,840	—	—	3,840
Hotels, Restaurants & Leisure	6,295	7,397	—	13,692
Insurance	—	1,622	—	1,622
Interactive Media & Services	4,674	6,058	—	10,732
Real Estate Management & Development	—	2,058	—	2,058
Semiconductors & Semiconductor Equipment	—	19,510	—	19,510
Software	760	1,497	—	2,257
Tech Hardware, Storage & Peripherals	—	6,670	—	6,670
Textiles, Apparel & Luxury Goods	—	2,979	—	2,979
Total Common Stocks	27,107	60,803	—	87,910
Short-Term Investments
Investment Company	626	—	—	626
Repurchase Agreements	—	138	—	138
Total Short-Term Investments	626	138	—	764
Total Assets	$27,733	$60,941	$—	$88,674

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Developing Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$374	$651	$—	$1,025
Banks	4,594	2,656	—	7,250
Beverages	—	1,324	—	1,324
Broadline Retail	5,792	534	—	6,326
Consumer Finance	—	1,570	—	1,570
Ground Transportation	1,757	—	—	1,757
Hotels, Restaurants & Leisure	3,344	4,300	—	7,644
Insurance	—	210	—	210
Interactive Media & Services	2,352	2,783	—	5,135
Real Estate Management & Development	—	999	—	999
Semiconductors & Semiconductor Equipment	—	9,714	—	9,714
Software	385	994	—	1,379
Tech Hardware, Storage & Peripherals	—	3,708	—	3,708
Textiles, Apparel & Luxury Goods	—	1,424	—	1,424
Total Common Stocks	18,598	30,867	—	49,465
Short-Term Investment
Investment Company	1,954	—	—	1,954
Total Assets	$20,552	$30,867	$—	$51,419

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Emerging Markets ex China Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$43	$—	$43
Automobiles	—	433	—	433
Banks	294	1,566	—	1,860
Beverages	—	26	—	26
Broadline Retail	33	58	—	91
Capital Markets	—	147	—	147
Chemicals	—	50	—	50
Construction & Engineering	—	120	—	120
Construction Materials	—	99	—	99
Consumer Finance	—	140	—	140
Consumer Staples Distribution & Retail	73	—	—	73
Diversified Telecommunication Services	—	59	—	59
Electrical Equipment	—	293	—	293
Electronic Equipment, Instruments & Components	—	551	—	551
Entertainment	—	22	—	22
Food Products	—	121	—	121
Health Care Providers & Services	—	324	—	324
Hotels, Restaurants & Leisure	14	35	—	49
Industrial REITs	74	—	—	74
Information Technology Services	43	29	—	72
Insurance	—	88	—	88
Interactive Media & Services	—	59	—	59
Machinery	—	32	—	32
Metals & Mining	—	516	—	516
Oil, Gas & Consumable Fuels	—	283	—	283
Personal Care Products	—	16	—	16
Real Estate Management & Development	—	37	—	37
Semiconductors & Semiconductor Equipment	—	2,734	—	2,734
Tech Hardware, Storage & Peripherals	—	1,288	—	1,288
Tobacco	—	51	—	51
Transportation Infrastructure	—	82	—	82
Wireless Telecommunication Services	68	—	—	68
Total Common Stocks	599	9,302	—	9,901
Short-Term Investment
Investment Company	139	—	—	139
Total Assets	$738	$9,302	$—	$10,040

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Emerging Markets Leaders Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$2,031	$—	$2,031
Automobiles	—	2,871	—	2,871
Banks	8,461	7,010	—	15,471
Beverages	—	1,933	—	1,933
Broadline Retail	6,931	—	—	6,931
Capital Markets	—	4,438	—	4,438
Construction & Engineering	—	2,438	—	2,438
Consumer Finance	—	2,558	—	2,558
Consumer Staples Distribution & Retail	—	2,302	—	2,302
Electrical Equipment	—	6,009	—	6,009
Electronic Equipment, Instruments & Components	—	4,869	—	4,869
Ground Transportation	—	4,513	—	4,513
Health Care Providers & Services	—	886	—	886
Hotels, Restaurants & Leisure	—	2,739	—	2,739
Insurance	—	2,708	—	2,708
Interactive Media & Services	—	4,138	—	4,138
Life Sciences Tools & Services	—	2,829	—	2,829
Metals & Mining	3,589	—	—	3,589
Pharmaceuticals	—	2,332	—	2,332
Semiconductors & Semiconductor Equipment	—	20,643	—	20,643
Water Utilities	—	1,399	—	1,399
Wireless Telecommunication Services	—	6,165	—	6,165
Total Assets	$18,981	$84,811	$—	$103,792

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Emerging Markets Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$483	$—	$483
Automobiles	—	4,912	—	4,912
Banks	4,992	20,598	—	25,590
Beverages	—	440	—	440
Broadline Retail	638	5,341	—	5,979
Capital Markets	—	2,018	—	2,018
Chemicals	—	587	—	587
Construction & Engineering	—	1,431	—	1,431
Construction Materials	—	724	—	724
Consumer Finance	—	1,497	—	1,497
Consumer Staples Distribution & Retail	656	491	—	1,147
Diversified Telecommunication Services	—	818	—	818
Electrical Equipment	—	5,060	—	5,060
Electronic Equipment, Instruments & Components	—	5,655	—	5,655
Entertainment	—	1,049	—	1,049
Financial Services	—	492	—	492
Food Products	—	1,417	—	1,417
Health Care Providers & Services	—	2,009	—	2,009
Hotels, Restaurants & Leisure	201	213	—	414
Industrial REITs	1,017	—	—	1,017
Information Technology Services	611	—	—	611
Insurance	—	2,553	—	2,553
Interactive Media & Services	—	6,482	—	6,482
Machinery	—	1,302	—	1,302
Metals & Mining	—	3,996	—	3,996
Oil, Gas & Consumable Fuels	—	1,777	—	1,777
Personal Care Products	—	181	—	181
Pharmaceuticals	—	891	—	891
Real Estate Management & Development	—	1,211	—	1,211
Semiconductors & Semiconductor Equipment	—	29,020	—	29,020
Tech Hardware, Storage & Peripherals	—	14,286	—	14,286
Tobacco	—	702	—	702
Transportation Infrastructure	—	1,158	—	1,158
Wireless Telecommunication Services	719	629	—	1,348
Total Common Stocks	8,834	119,423	—	128,257
Short-Term Investments
Investment Company	1,152	—	—	1,152
Total Assets	$9,986	$119,423	$—	$129,409

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Concentrated Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$23,088	$—	$—	$23,088
Automobiles	8,439	—	—	8,439
Banks	61,053	11,780	—	72,833
Capital Markets	39,881	—	—	39,881
Construction Materials	14,525	—	—	14,525
Consumer Staples Distribution & Retail	7,466	—	—	7,466
Financial Services	6,367	—	—	6,367
Information Technology Services	6,907	—	—	6,907
Interactive Media & Services	42,391	—	—	42,391
Pharmaceuticals	23,234	—	—	23,234
Real Estate Management & Development	16,983	—	—	16,983
Semiconductors & Semiconductor Equipment	72,253	—	—	72,253
Software	19,362	—	—	19,362
Trading Companies & Distributors	6,478	—	—	6,478
Total Common Stocks	348,427	11,780	—	360,207
Short-Term Investment
Investment Company	3,027	—	—	3,027
Total Assets	$351,454	$11,780	$—	$363,234

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,244	$—	$—	$3,244
Automobiles	1,981	—	—	1,981
Banks	8,720	330	—	9,050
Broadline Retail	2,007	—	—	2,007
Capital Markets	4,767	—	—	4,767
Chemicals	161	—	—	161
Construction Materials	2,213	—	—	2,213
Consumer Staples Distribution & Retail	305	—	—	305
Entertainment	936	—	—	936
Financial Services	751	—	—	751
Household Durables	142	—	—	142
Information Technology Services	314	—	—	314
Insurance	360	—	—	360
Interactive Media & Services	6,037	—	—	6,037
Metals & Mining	526	—	—	526
Oil, Gas & Consumable Fuels	1,391	—	—	1,391
Pharmaceuticals	1,226	—	—	1,226
Real Estate Management & Development	1,425	—	—	1,425
Semiconductors & Semiconductor Equipment	7,484	—	—	7,484
Software	1,595	—	—	1,595
Specialized REITs	26	—	—	26
Specialty Retail	2,368	—	—	2,368
Tech Hardware, Storage & Peripherals	3,233	—	—	3,233
Textiles, Apparel & Luxury Goods	86	117	—	203
Trading Companies & Distributors	777	—	—	777
Total Common Stocks	52,075	447	—	52,522
Short-Term Investment
Investment Company	283	—	—	283
Total Assets	$52,358	$447	$—	$52,805

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Endurance

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$268	$—	$—	$268
Beverages	—	162	—	162
Biotechnology	3,105	—	—	3,105
Commercial Services & Supplies	392	—	—	392
Containers & Packaging	179	—	—	179
Electronic Equipment, Instruments & Components	217	—	—	217
Financial Services	322	—	—	322
Health Care Equipment & Supplies	1,153	—	—	1,153
Health Care Providers & Services	383	—	—	383
Health Care Technology	233	—	—	233
Hotels, Restaurants & Leisure	377	—	—	377
Household Durables	373	1,226	—	1,599
Information Technology Services	323	—	—	323
Life Sciences Tools & Services	334	—	—	334
Media	967	—	—	967
Oil, Gas & Consumable Fuels	724	—	—	724
Pharmaceuticals	821	—	—	821
Real Estate Management & Development	275	—	—	275
Software	1,324	—	—	1,324
Specialty Retail	1,014	—	—	1,014
Trading Companies & Distributors	1,083	—	—	1,083
Total Common Stocks	13,867	1,388	—	15,255
Short-Term Investment
Investment Company	298	—	—	298
Total Assets	$14,165	$1,388	$—	$15,553

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Franchise Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$21,765	$21,803	$—	$43,568
Beverages	70,885	—	—	70,885
Broadline Retail	40,453	—	—	40,453
Capital Markets	171,005	—	—	171,005
Entertainment	65,132	—	—	65,132
Financial Services	63,399	—	—	63,399
Ground Transportation	34,400	—	—	34,400
Health Care Equipment & Supplies	51,220	—	—	51,220
Health Care Providers & Services	27,003	—	—	27,003
Hotels, Restaurants & Leisure	21,805	—	—	21,805
Household Products	46,147	—	—	46,147
Insurance	71,386	—	—	71,386
Interactive Media & Services	71,711	—	—	71,711
Life Sciences Tools & Services	35,675	—	—	35,675
Machinery	34,042	—	—	34,042
Personal Care Products	—	60,060	—	60,060
Pharmaceuticals	35,277	46,502	—	81,779
Professional Services	12,364	85,658	—	98,022
Semiconductors & Semiconductor Equipment	—	58,413	—	58,413
Software	109,294	37,089	—	146,383
Specialty Retail	37,916	—	—	37,916
Tobacco	26,329	—	—	26,329
Total Common Stocks	1,047,208	309,525	—	1,356,733
Short-Term Investment
Investment Company	18,289	—	—	18,289
Total Assets	$1,065,497	$309,525	$—	$1,375,022

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Insight Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$4,166	$—	$—	$4,166
Banks	272	—	—	272
Biotechnology	5,081	—	—	5,081
Broadline Retail	2,988	—	—	2,988
Capital Markets	388	—	—	388
Entertainment	4,530	—	—	4,530
Financial Services	3,590	1,288	—	4,878
Health Care Providers & Services	57	—	—	57
Household Durables	—	24	—	24
Information Technology Services	10,890	—	—	10,890
Personal Care Products	74	—	—	74
Pharmaceuticals	4,380	—	—	4,380
Real Estate Management & Development	1,469	—	—	1,469
Software	5,267	—	—	5,267
Tech Hardware, Storage & Peripherals	1,212	—	—	1,212
Trading Companies & Distributors	2,850	—	—	2,850
Total Common Stocks	47,214	1,312	—	48,526
Preferred Stock
Software	—	—	14	14
Investment Company	1,033	—	—	1,033
Warrants	6	—	—	6
Call Options Purchased	—	53	—	53
Short-Term Investments
Investment Company	2,269	—	—	2,269
Repurchase Agreements	—	127	—	127
Total Short-Term Investments	2,269	127	—	2,396
Total Assets	$50,522	$1,492	$14	$52,028

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$20
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(6)
Realized gains (losses)	—
Ending Balance	$14
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$(6)

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of March 31, 2026:

	Fair Value at March 31, 2026 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$14	Market Transaction Method	Precedent Transaction	$2.14	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.6x	Increase
			Discount for Lack of Marketability	8.0%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$93,095	$—		$93,095
Banks	148,093	65,444	—		213,537
Broadline Retail	261,284	—	—		261,284
Electrical Equipment	—	67,784	—		67,784
Electronic Equipment, Instruments & Components	—	44,061	—	†	44,061	†
Entertainment	294,255	—	—		294,255
Financial Services	188,765	—	—		188,765
Ground Transportation	165,713	—	—		165,713
Hotels, Restaurants & Leisure	197,875	49,971	—		247,846
Information Technology Services	38,239	—	—		38,239
Interactive Media & Services	225,919	—	—		225,919
Semiconductors & Semiconductor Equipment	—	468,969	—		468,969
Software	74,045	—	—		74,045
Tech Hardware, Storage & Peripherals	—	71,921	—		71,921
Textiles, Apparel & Luxury Goods	39,418	184,890	—		224,308
Total Common Stocks	1,633,606	1,046,135	—	†	2,679,741	†
Short-Term Investment
Investment Company	22,011	—	—		22,011
Total Assets	$1,655,617	$1,046,135	$—	†	$2,701,752	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Permanence Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$45	$152	$—		$197
Automobiles	112	—	—		112
Banks	70	—	—		70
Beverages	47	23	—		70
Broadline Retail	268	—	—		268
Capital Markets	71	—	—		71
Commercial Services & Supplies	184	48	—		232
Containers & Packaging	21	—	—		21
Entertainment	363	—	—		363
Financial Services	109	68	—		177
Ground Transportation	204	—	—		204
Health Care Equipment & Supplies	181	46	—		227
Hotels, Restaurants & Leisure	70	22	—		92
Household Durables	—	12	—		12
Information Technology Services	761	—	—		761
Life Sciences Tools & Services	—	207	—		207
Metals & Mining	54	—	—		54
Oil, Gas & Consumable Fuels	25	—	—		25
Personal Care Products	23	46	—		69
Pharmaceuticals	360	—	—		360
Professional Services	72	—	—		72
Real Estate Management & Development	73	—	—		73
Software	163	—	—		163
Textiles, Apparel & Luxury Goods	91	91	—		182
Trading Companies & Distributors	398	—	—		398
Total Common Stocks	3,765	715	—		4,480
Investment Company	81	—	—		81
Warrants	—	—	—	†	—	†
Call Options Purchased	—	4	—		4
Short-Term Investment
Investment Company	156	—	—		156
Total Assets	$4,002	$719	$—	†	$4,721	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Global Stars Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$229	$—	$—		$229
Air Freight & Logistics	—	826	—		826
Beverages	450	432	—		882
Broadline Retail	1,127	439	—		1,566
Capital Markets	1,848	—	—		1,848
Commercial Services & Supplies	409	528	—		937
Consumer Staples Distribution & Retail	534	—	—		534
Electronic Equipment, Instruments & Components	—	718	—		718
Entertainment	812	—	—		812
Financial Services	964	—	—		964
Ground Transportation	871	—	—		871
Health Care Providers & Services	1,086	—	—		1,086
Hotels, Restaurants & Leisure	1,063	—	—		1,063
Information Technology Services	654	—	—		654
Interactive Media & Services	1,451	454	—		1,905
Personal Care Products	—	246	—		246
Professional Services	—	229	—		229
Semiconductors & Semiconductor Equipment	457	3,135	—		3,592
Software	2,046	176	—		2,222
Textiles, Apparel & Luxury Goods	604	—	—		604
Trading Companies & Distributors	—	933	—		933
Total Common Stocks	14,605	8,116	—		22,721
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	175	—	—		175
Total Assets	$14,780	$8,116	$—	†	$22,896	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Growth Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$311,532	$—	$—		$311,532
Biotechnology	151,306	—	—		151,306
Broadline Retail	52,394	—	—		52,394
Capital Markets	14,451	—	—		14,451
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	210,387	—	—		210,387
Financial Services	227,751	—	—		227,751
Health Care Equipment & Supplies	126,542	—	—		126,542
Hotels, Restaurants & Leisure	111,575	—	—		111,575
Information Technology Services	643,906	—	—		643,906
Pharmaceuticals	249,933	—	—		249,933
Real Estate Management & Development	21,240	—	—		21,240
Software	508,377	—	—		508,377
Tech Hardware, Storage & Peripherals	74,502	—	—		74,502
Trading Companies & Distributors	181,218	—	—		181,218
Total Common Stocks	2,885,114	—	—	†	2,885,114	†
Preferred Stocks
Financial Services	—	—	23,599		23,599
Software	—	—	225,863		225,863
Total Preferred Stocks	—	—	249,462		249,462
Investment Company	69,630	—	—		69,630
Call Options Purchased	—	3,402	—		3,402
Short-Term Investment
Investment Company	93,083	—	—		93,083
Total Assets	$3,047,827	$3,402	$249,462	†	$3,300,691	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$278,048
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(28,586)
Realized gains (losses)	—		—
Ending Balance	$—	†	$249,462
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—		$(28,586)

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of March 31, 2026:

	Fair Value at March 31, 2026 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$249,462	Market Transaction Method	Precedent Transaction	$41.42-$190.00/$177.31	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	10.5%-16.0%/11.8%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.0x-15.5x/16.8x	Increase
			Discount for Lack of Marketability	16.0%-18.0%/17.8%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Inception Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,345	$—	$—	$1,345
Biotechnology	56,605	—	—	56,605
Broadline Retail	3,700	—	—	3,700
Capital Markets	3,216	—	—	3,216
Energy Equipment & Services	2,461	—	—	2,461
Financial Services	5,681	—	—	5,681
Health Care Equipment & Supplies	2,819	—	—	2,819
Health Care Providers & Services	9,487	—	—	9,487
Health Care Technology	3,934	—	—	3,934
Hotels, Restaurants & Leisure	14,420	—	—	14,420
Household Durables	—	469	—	469
Information Technology Services	20,664	—	—	20,664
Life Sciences Tools & Services	1,612	3,491	—	5,103
Oil, Gas & Consumable Fuels	1,410	—	—	1,410
Passenger Airlines	2,220	—	—	2,220
Personal Care Products	6,157	—	—	6,157
Pharmaceuticals	4,261	—	—	4,261
Real Estate Management & Development	28,377	—	—	28,377
Software	26,211	—	—	26,211
Tech Hardware, Storage & Peripherals	10,029	5,283	—	15,312
Trading Companies & Distributors	8,368	—	—	8,368
Total Common Stocks	212,977	9,243	—	222,220
Preferred Stocks
Health Care Technology	—	—	2,681	2,681
Software	—	—	2,619	2,619
Total Preferred Stocks	—	—	5,300	5,300

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Inception Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$6,589	$—	$—		$6,589
Warrants	41	—	—	†	41	†
Call Options Purchased	—	266	—		266
Short-Term Investments
Investment Company	8,275	—	—		8,275
Repurchase Agreements	—	1,883	—		1,883
Total Short-Term Investments	8,275	1,883	—		10,158
Total Assets	$227,882	$11,392	$5,300	†	$244,574	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks (000)	Warrants (000)		Derivative Contract — PIPE (000)
Beginning Balance	$6,976	$—	†	$1,420
Purchases	—	—		—
Sales	—	—		—
Transfers in	—	—		—
Transfers out	—	—		—
Corporate actions	—	—		(1,420)
Change in unrealized appreciation (depreciation)	(1,676)	—		—
Realized gains (losses)	—	—		—
Ending Balance	$5,300	$—	†	$—
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$(1,676)	$—		$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of March 31, 2026:

	Fair Value at March 31, 2026 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$5,300	Market Transaction Method	Precedent Transaction	$2.14	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%-20.0%/18.8%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.5x-32.8x/1.6x	Increase
			Discount for Lack of Marketability	8.0%-22.0%/15.1%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.3x	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

International Advantage Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$149,932	$—	$149,932
Banks	109,519	53,142	—	162,661
Broadline Retail	78,074	—	—	78,074
Capital Markets	55,624	—	—	55,624
Consumer Finance	—	24,013	—	24,013
Electrical Equipment	—	103,724	—	103,724
Electronic Equipment, Instruments & Components	—	109,762	—	109,762
Entertainment	189,357	—	—	189,357
Financial Services	—	22,856	—	22,856
Health Care Equipment & Supplies	—	95,792	—	95,792
Information Technology Services	27,261	—	—	27,261
Insurance	—	36,949	—	36,949
Interactive Media & Services	—	15,412	—	15,412
Personal Care Products	—	102,369	—	102,369
Semiconductors & Semiconductor Equipment	—	368,248	—	368,248
Software	32,332	—	—	32,332
Specialty Retail	—	37,642	—	37,642
Textiles, Apparel & Luxury Goods	63,115	454,517	—	517,632
Total Assets	$555,282	$1,574,358	$—	$2,129,640

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

International Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$7,771	$—		$7,771
Air Freight & Logistics	—	7,486	—		7,486
Automobiles	—	6,395	—		6,395
Banks	—	17,989	—		17,989
Beverages	—	4,678	—		4,678
Capital Markets	—	26,805	—		26,805
Commercial Services & Supplies	—	3,714	—		3,714
Electrical Equipment	—	7,325	—		7,325
Electronic Equipment, Instruments & Components	—	17,553	—		17,553
Financial Services	—	4,123	—		4,123
Hotels, Restaurants & Leisure	—	11,899	—		11,899
Household Durables	—	2,437	—		2,437
Insurance	—	8,066	—		8,066
Interactive Media & Services	—	10,482	—		10,482
Life Sciences Tools & Services	—	4,588	—		4,588
Machinery	—	18,095	—		18,095
Metals & Mining	—	2,912	—		2,912
Oil, Gas & Consumable Fuels	—	10,130	—		10,130
Personal Care Products	—	10,289	—		10,289
Pharmaceuticals	—	16,519	—		16,519
Professional Services	—	10,936	—		10,936
Semiconductors & Semiconductor Equipment	—	28,939	—		28,939
Software	—	6,594	—		6,594
Tech Hardware, Storage & Peripherals	—	2,806	—		2,806
Textiles, Apparel & Luxury Goods	—	9,513	—		9,513
Trading Companies & Distributors	—	18,818	—		18,818
Total Common Stocks	—	276,862	—		276,862
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	4,032	—	—		4,032
Total Assets	$4,032	$276,862	$—	†	$280,894	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

International Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$25,955	$—	$25,955
Automobile Components	—	5,746	—	5,746
Banks	44,843	24,529	—	69,372
Broadline Retail	48,909	—	—	48,909
Consumer Finance	—	10,721	—	10,721
Electrical Equipment	—	21,165	—	21,165
Electronic Equipment, Instruments & Components	—	16,905	—	16,905
Entertainment	52,866	—	—	52,866
Financial Services	—	7,607	—	7,607
Ground Transportation	5,407	—	—	5,407
Hotels, Restaurants & Leisure	19,160	23,518	—	42,678
Information Technology Services	10,026	—	—	10,026
Interactive Media & Services	21,274	6,825	—	28,099
Semiconductors & Semiconductor Equipment	—	106,053	—	106,053
Software	3,876	7,972	—	11,848
Specialty Retail	—	27,275	—	27,275
Tech Hardware, Storage & Peripherals	—	23,463	—	23,463
Textiles, Apparel & Luxury Goods	22,374	77,907	—	100,281
Total Common Stocks	228,735	385,641	—	614,376
Short-Term Investments
Investment Company	9,106	—	—	9,106
Repurchase Agreements	—	637	—	637
Total Short-Term Investments	9,106	637	—	9,743
Total Assets	$237,841	$386,278	$—	$624,119

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

International Resilience Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$96	$—		$96
Air Freight & Logistics	—	62	—		62
Automobiles	—	72	—		72
Capital Markets	—	167	—		167
Electrical Equipment	—	70	—		70
Electronic Equipment, Instruments & Components	—	149	—		149
Entertainment	56	—	—		56
Financial Services	56	—	—		56
Hotels, Restaurants & Leisure	—	106	—		106
Insurance	54	—	—		54
Interactive Media & Services	47	82	—		129
Life Sciences Tools & Services	—	43	—		43
Machinery	—	125	—		125
Personal Care Products	—	80	—		80
Pharmaceuticals	—	135	—		135
Professional Services	—	116	—		116
Semiconductors & Semiconductor Equipment	—	229	—		229
Software	—	46	—		46
Trading Companies & Distributors	—	162	—		162
Total Common Stocks	213	1,740	—		1,953
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	25	—	—		25
Total Assets	$238	$1,740	$—	†	$1,978	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Passport Overseas Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$11,082	$—	$11,082
Automobile Components	811	—	—	811
Automobiles	—	1,322	—	1,322
Banks	8,769	28,771	—	37,540
Broadline Retail	4,278	—	—	4,278
Chemicals	2,115	1,763	—	3,878
Construction Materials	—	1,306	—	1,306
Consumer Finance	—	1,989	—	1,989
Electric Utilities	—	2,575	—	2,575
Electrical Equipment	—	4,782	—	4,782
Electronic Equipment, Instruments & Components	—	1,744	—	1,744
Health Care Providers & Services	—	1,456	—	1,456
Household Durables	—	3,053	—	3,053
Industrial Conglomerates	—	3,145	—	3,145
Information Technology Services	302	—	—	302
Insurance	—	2,088	—	2,088
Interactive Media & Services	—	2,422	—	2,422
Life Sciences Tools & Services	—	787	—	787
Machinery	—	1,349	—	1,349
Metals & Mining	3,821	5,496	—	9,317
Oil, Gas & Consumable Fuels	3,157	11,539	—	14,696
Personal Care Products	—	3,953	—	3,953
Pharmaceuticals	—	12,724	—	12,724
Professional Services	—	639	—	639
Semiconductors & Semiconductor Equipment	—	16,239	—	16,239
Software	2,364	2,929	—	5,293
Specialty Retail	—	1,175	—	1,175
Tech Hardware, Storage & Peripherals	—	9,686	—	9,686
Trading Companies & Distributors	—	5,190	—	5,190
Total Common Stocks	25,617	139,204	—	164,821
Preferred Stock
Biotechnology	—	—	1,250	1,250
Short-Term Investment
Investment Company	9,214	—	—	9,214
Futures Contracts	480	—	—	480
Total Assets	35,311	139,204	1,250	175,765

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Liabilities:
Foreign Currency Forward Exchange Contract	$—	$(51)	$—	$(51)
Futures Contracts	(117)	—	—	(117)
Total Liabilities	(117)	(51)	—	(168)
Total	$35,194	$139,153	$1,250	$175,597

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,375
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(125)
Realized gains (losses)	—
Ending Balance	$1,250
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$(125)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026:

	Fair Value at March 31, 2026 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,250	Market Transaction Method	Precedent Transaction	$38.24	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Permanence Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$95	$—	$—	$95
Automobiles	91	—	—	91
Beverages	38	—	—	38
Capital Markets	159	—	—	159
Chemicals	9	—	—	9
Commercial Services & Supplies	264	—	—	264
Construction Materials	4	—	—	4
Consumer Staples Distribution & Retail	13	—	—	13
Containers & Packaging	17	—	—	17
Distributors	13	—	—	13
Diversified Consumer Services	10	—	—	10
Entertainment	237	—	—	237
Financial Services	88	—	—	88
Food Products	11	—	—	11
Ground Transportation	61	—	—	61
Health Care Equipment & Supplies	201	—	—	201
Health Care Technology	19	—	—	19
Hotels, Restaurants & Leisure	202	—	—	202
Household Durables	7	11	—	18
Information Technology Services	597	—	—	597
Insurance	9	—	—	9
Life Sciences Tools & Services	12	—	—	12
Machinery	4	—	—	4
Metals & Mining	56	—	—	56
Oil, Gas & Consumable Fuels	3	—	—	3
Personal Care Products	20	—	—	20
Pharmaceuticals	331	—	—	331
Professional Services	132	—	—	132
Real Estate Management & Development	45	—	—	45
Software	199	—	—	199
Specialized REITs	53	—	—	53
Specialty Retail	20	—	—	20
Trading Companies & Distributors	430	—	—	430
Total Common Stocks	3,450	11	—	3,461

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Permanence Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$76	$—	$—		$76
Warrants	—	—	—	†	—	†
Call Options Purchased	—	5	—		5
Short-Term Investment
Investment Company	202	—	—		202
Total Assets	$3,728	$16	$—	†	$3,744	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

US Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$380,151	(1)	$—	$—	$380,151
Short-Term Investment
Investment Company	1,954		—	—	1,954
Total Assets	$382,105		$—	$—	$382,105

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Vitality Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$2,023	(1)	$—	$—	$2,023
Short-Term Investment
Investment Company	33		—	—	33
Total Assets	$2,056		$—	$—	$2,056

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.